UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09293

Davis Variable Account Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       June 30, 2004


ITEM 1.  REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT


                           JUNE 30, 2004








                           DAVIS VALUE PORTFOLIO
                           DAVIS FINANCIAL PORTFOLIO
                           DAVIS REAL ESTATE PORTFOLIO
                           (PORTFOLIOS OF DAVIS VARIABLE ACCOUNT FUND, INC.)












[LOGO OMITTED]

DAVIS
FUNDS

OVER 35 YEARS OF RELIABLE INVESTING*

                                TABLE OF CONTENTS


Management's Discussion and Analysis:
         Davis Value Portfolio................................................2
         Davis Financial Portfolio............................................3
         Davis Real Estate Portfolio..........................................4

Fund Overview:
         Davis Value Portfolio................................................7
         Davis Financial Portfolio............................................8
         Davis Real Estate Portfolio..........................................9

Schedule of Investments:
         Davis Value Portfolio...............................................10
         Davis Financial Portfolio...........................................14
         Davis Real Estate Portfolio.........................................16

Statements of Assets and Liabilities.........................................19

Statements of Operations.....................................................20

Statements of Changes in Net Assets..........................................21

Notes to Financial Statements................................................23

Financial Highlights:
         Davis Value Portfolio...............................................27
         Davis Financial Portfolio...........................................28
         Davis Real Estate Portfolio.........................................29

Directors and Officers.......................................................30

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 3.44%. U.S. economic activity, as measured by the gross domestic product continued its positive trend during the first three months of the period as the economy continued to improve. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, but then rose over the final three months of the period. This combination resulted in an uncertain market in which the S&P 500(R) Index was unable to breakout of a narrow trading range. Davis Advisors' investment strategy is driven by individual stock selection in which we attempt to construct an "all-weather" portfolio, which is not optimized to a single set of economic conditions.

DAVIS VALUE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Value Portfolio performed well in the six-month period ended June 30, 2004, both on an absolute basis and relative to the Standard & Poor's 500(R) Index(1). The Portfolio returned 4.45%(2), compared with a return of 3.44% for the S&P 500(R) Index.

The Portfolio's large holdings in financial services companies, and their strong performance through the six-month period, were an important contributor to the Portfolio's strong performance. The Portfolio's technology holdings which, while representing only a small portion of the portfolio, performed much stronger than other technology companies included in the S&P 500(R) Index. The Portfolio's consumer products holdings reduced the Portfolio's relative performance.

The principal holdings contributing to performance were(3): Tyco International(4), a diversified manufacturing company, American Express, a financial services company, Bank One, a banks and savings & loan association, and American International Group, a multi-line insurance company. All four companies were among the Portfolio's top ten holdings. Tyco International increased by 25.16%, American Express increased by 6.94%, Bank One increased by 12.78%, and American International Group increased by 7.73% over the six months ended June 30, 2004. Bank One was acquired by JPMorgan Chase & Co. on July 1, 2004.

The principal detractors from performance were: Altria Group, a consumer products company, Comcast, a cable television company, H&R Block, a financial services company, and two banks and savings & loan associations: HSBC Holdings and Fifth Third Bancorp. Altria Group and HSBC Holdings were among the Portfolio's top ten holdings. Altria Group decreased by 5.59%, H&R Block decreased by 13.21%, HSBC Holdings decreased by 2.33%, and Fifth Third Bancorp decreased by 7.93% over the six months ended June 30, 2004. Comcast decreased by 20.02% since being purchased in January 2004.

We have built a portfolio which is quite different in composition from the S&P 500(R) Index. The Portfolio's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We are strong supporters of long-term buy-and-hold investing.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS FINANCIAL PORTFOLIO

PERFORMANCE OVERVIEW

Davis Financial Portfolio returned 3.09% for the six months ended June 30, 2004(2), compared with a return of 3.44% for the Standard & Poor's 500(R) Index(1).

Financial companies as a whole under-performed the S&P 500(R) Index, placing portfolios which invest principally in financial companies at a disadvantage. The financial companies the Portfolio owned performed better than the majority of financial companies included in the Index.

The Portfolio's largest sector weightings were in financial services, banks and savings & loan associations, and property/casualty insurance. The Portfolio's financial services holdings and property/casualty insurance holdings out-performed the S&P 500(R) Index, but the Portfolio's banks and savings & loan holdings under-performed the Index. The Portfolio makes strategic investments in non-financial companies. These companies, as a group, out-performed the Index. The Portfolio's largest non-financial holdings were in diversified manufacturing and business services. Investments in both these sectors out-performed the Index.

The principal holdings contributing to performance were(3): Tyco
International(4), a diversified manufacturing company, and two financial services companies: American Express and Loews. Tyco International and American Express were both among the Portfolio's top ten holdings. Loews was the Portfolio's eleventh largest holding at the end of the period. Tyco International increased by 25.16%, American Express increased by 6.94%, and Loews increased by 21.88% over the six months ended June 30, 2004.

The principal detractors from performance were: Julius Baer, an investment firm, Fifth Third Bancorp, a bank and savings & loan association, and H&R Block, a financial services company. Julius Baer and Fifth Third Bancorp were among the Portfolio's top ten holdings. Julius Baer decreased by 16.18%, Fifth Third Bancorp decreased by 7.93%, and H&R Block decreased by 13.21% over the six months ended June 30, 2004.

We continue to believe that long-term demographics favor financial services companies. The Portfolio's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We believe that performance should be evaluated over long periods of time and are strong supporters of long-term buy-and-hold investing.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS REAL ESTATE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Real Estate Portfolio returned 6.54% for the six months ended June 30, 2004(2), compared with a return of 6.96% for the Dow Jones Wilshire Real Estate Securities Index(1).

Real estate companies as a whole did very well, out-performing the broader market as measured by the Standard & Poor's 500(R) Index(1). The real estate companies the Portfolio owned performed better than the majority of real estate companies included in the S&P 500(R) Index.

The Portfolio's largest real estate sector weightings were in office space REITs and apartment REITs. The Portfolio's apartment REITs out-performed the Dow Jones Wilshire Real Estate Securities Index, while the Portfolio's office space REITs under-performed the Index. The Portfolio also invested in other real estate operating companies. These companies as a group under-performed the Index. The Portfolio's largest non-REIT holdings were in diversified companies, which as a group, under-performed the Index.

The principal holdings contributing to performance were(3): Chelsea Property Group(4), an outlet center REIT, Avalonbay, an apartment REIT, and SL Green Realty, an office space REIT. All three companies were among the Portfolio's top ten holdings at the end of the period. Chelsea Property Group increased by 21.28%, Avalonbay increased by 21.29% and SL Green Realty increased by 16.44% over the six months ended June 30, 2004.

The principal detractors from performance were: Equity Office Properties, an office space REIT, Affordable Residential Communities, a manufactured home REIT, and Home Properties, an apartment REIT. Affordable Residential Communities decreased by 10.25% since being purchased in February 2004. Equity Office Properties decreased by 8.39% prior to being sold in April 2004 and Home Properties decreased by 4.86% prior to being sold in May 2004.

The Portfolio's investment strategy is to seek out growing real estate companies (principally REITs) that can be purchased at value prices and held for the long-term.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about investment strategies, risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk,
(2) company risk, (3) headline risk, and (4) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) headline risk, (4) selection risk, and (5) concentrated financial services portfolio risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) headline risk, (5) selection risk, (6) focused portfolio risk, and (7) concentrated real estate portfolio risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The beginning date was January 1, 1978, and the index is rebalanced monthly and returns are calculated on a buy and hold basis.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2004.

--------------------------------------------------------------------------------
PORTFOLIO NAME                   6-MONTH           1 YEAR           INCEPTION
                                                                 (July 1, 1999)
--------------------------------------------------------------------------------
Davis Value Portfolio             4.45%            21.45%             2.67%
--------------------------------------------------------------------------------
Davis Financial Portfolio         3.09%            20.45%             4.30%
--------------------------------------------------------------------------------
Davis Real Estate Portfolio       6.54%            27.67%            12.36%
--------------------------------------------------------------------------------

*Non-annualized

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) A company or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Portfolio's holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.
FUND OVERVIEW
DAVIS VALUE PORTFOLIO
At June 30, 2004 (Unaudited)

================================================================================

        [GRAPHIC OMITTED]                           [GRAPHIC OMITTED]

         PORTFOLIO MAKEUP                           SECTOR WEIGHTINGS
     (% OF FUND NET ASSETS)                       (% OF STOCK HOLDINGS)
-----------------------------------       -------------------------------------
Short Term Investments,                   Other                            9.0%
Other Assets & Liabilities     4.0%       Cable Television                 3.0%
Common Stocks                 96.0%       Insurance                       18.0%
                                          Retailing                        4.2%
                                          Industrial                       3.3%
                                          Food/Beverage & Restaurant       4.0%
                                          Financial Services              17.5%
                                          Banks and Savings & Loan        16.6%
                                          Consumer Products                5.2%
                                          Diversified Manufacturing        4.3%
                                          Energy                           7.5%
                                          Technology                       3.4%
                                          Pharmaceutical and Health Care   4.0%





TOP 10 HOLDINGS
STOCK                                             SECTOR                               % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
American Express Co.                              Financial Services                            7.13%
American International Group, Inc.                Multi-Line Insurance                          5.55%
Berkshire Hathaway Inc., Class A                  Property/Casualty Insurance                   5.14%
Altria Group, Inc.                                Consumer Products                             4.97%
Tyco International Ltd.                           Diversified Manufacturing                     4.14%
Bank One Corp.*                                   Banks and Savings & Loan Associations         3.56%
Citigroup Inc.                                    Financial Services                            3.54%
Wells Fargo & Co.                                 Banks and Savings & Loan Associations         3.34%
HSBC Holdings PLC                                 Banks and Savings & Loan Associations         3.30%
Sealed Air Corp.                                  Industrial                                    3.19%


* Acquired by JPMorgan Chase & Co. effective 07/01/04

DAVIS VARIABLE ACCOUNT FUND, INC.
FUND OVERVIEW
DAVIS FINANCIAL PORTFOLIO
At June 30, 2004 (Unaudited)

=============================================================================

         [GRAPHIC OMITTED]                         [GRAPHIC OMITTED]


         PORTFOLIO MAKEUP                         SECTOR WEIGHTINGS
      (% OF FUND NET ASSETS)                    (% OF STOCK HOLDINGS)
----------------------------------        ------------------------------------
Short Term Investments,
Other Assets & liabilities    8.8%        Banks and Savings & Loans      22.4%
Common Stocks                91.2%        Diversified Manufacturing       5.2%
                                          Financial Services             31.7%
                                          Insurance                      33.2%
                                          Other                           7.5%




TOP 10 HOLDINGS
STOCK                                             SECTOR                               % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
American Express Co.                              Financial Services                            10.17%
Transatlantic Holdings, Inc.                      Reinsurance                                    7.78%
Tyco International Ltd.                           Diversified Manufacturing                      4.76%
American International Group, Inc.                Multi-Line Insurance                           4.66%
Golden West Financial Corp.                       Banks and Savings & Loan Associations          4.66%
Fifth Third Bancorp                               Banks and Savings & Loan Associations          4.64%
Citigroup Inc.                                    Financial Services                             4.56%
Cincinnati Financial Corp.                        Property/Casualty Insurance                    4.48%
Wells Fargo & Co.                                 Banks and Savings & Loan Associations          4.45%
Julius Baer Holding, Ltd. AG                      Investment Firms                               4.27%

DAVIS VARIABLE ACCOUNT FUND, INC.
FUND OVERVIEW
DAVIS REAL ESTATE PORTFOLIO
At June 30, 2004 (Unaudited)

================================================================================

         [GRAPHIC OMITTED]                     [GRAPHIC OMITTED]

         PORTFOLIO MAKEUP                      SECTOR WEIGHTINGS
      (% OF FUND NET ASSETS)                 (% OF STOCK HOLDINGS)
-----------------------------------     ---------------------------------------

Common Stocks                 95.3%     REITS                             93.5%
Short Term Investments,                 Residential/Commercial Building    3.3%
Preferred Stocks,                       Diversified                        1.8%
Other Assets & Liabilities     4.7%     Hotels & Lodging                   1.4%



TOP 10 HOLDINGS
STOCK                                                SECTOR                            % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
Centerpoint Properties Trust                         Industrial (REITS)                        6.89%
Chelsea Property Group, Inc.                         Outlet Centers (REITS)                    4.44%
Developers Diversified Realty Corp.                  Shopping Centers (REITS)                  4.16%
ProLogis                                             Industrial (REITS)                        4.11%
SL Green Realty Corp.                                Office Space (REITS)                      4.03%
Avalonbay Communities, Inc.                          Apartments (REITS)                        3.75%
General Growth Properties, Inc.                      Malls (REITS)                             3.74%
Alexandria Real Estate Equities, Inc.                Office Space (REITS)                      3.61%
Duke Realty Corp.                                    Diversified (REITS)                       3.59%
Simon Property Group, Inc.                           Malls (REITS)                             3.58%

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (95.97%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (15.89%)
       441,400    Bank One Corp. (Acquired by JPMorgan Chase & Co. effective 07/01/04).........  $  22,511,400
       186,000    Fifth Third Bancorp..........................................................      9,998,430
       179,500    Golden West Financial Corp. .................................................     19,089,825
     1,402,830    HSBC Holdings PLC............................................................     20,854,177
       162,000    Lloyds TSB Group PLC, ADR....................................................      5,164,560
        33,800    State Street Corp. ..........................................................      1,657,552
       368,600    Wells Fargo & Co. ...........................................................     21,094,978
                                                                                                 -------------
                                                                                                   100,370,922
                                                                                                 -------------
   BUILDING MATERIALS - (1.36%)
        92,600    Martin Marietta Materials, Inc. .............................................      4,104,958
        93,800    Vulcan Materials Co. ........................................................      4,460,190
                                                                                                 -------------
                                                                                                     8,565,148
                                                                                                 -------------
   BUSINESS SERVICES - (0.81%)
        94,400    D&B Corp.*...................................................................      5,089,104
                                                                                                 -------------
   CABLE TELEVISION - (2.92%)
       666,000    Comcast Corp., Special Class A*..............................................     18,434,880
                                                                                                 -------------
   CONSUMER PRODUCTS - (4.97%)
       627,500    Altria Group, Inc. ..........................................................     31,406,375
                                                                                                 -------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.41%)
       986,400    Rentokil Initial PLC.........................................................      2,584,015
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (4.14%)
       789,858    Tyco International Ltd. .....................................................     26,175,894
                                                                                                 -------------
   ELECTRONICS - (0.08%)
       223,000    Agere Systems Inc., Class A*.................................................        512,900
                                                                                                 -------------
   ENERGY - (7.21%)
       185,371    ConocoPhillips...............................................................     14,141,954
       188,000    Devon Energy Corp. ..........................................................     12,408,000
       160,000    EOG Resources, Inc. .........................................................      9,553,600
       123,500    Occidental Petroleum Corp. ..................................................      5,978,635
       119,500    Transocean Inc.*.............................................................      3,458,330
                                                                                                 -------------
                                                                                                    45,540,519
                                                                                                 -------------
   FINANCIAL SERVICES - (16.01%)
       876,700    American Express Co. ........................................................     45,044,846
       480,833    Citigroup Inc. ..............................................................     22,358,734
       182,400    H&R Block, Inc. .............................................................      8,696,832
       196,800    Loews Corp. .................................................................     11,800,128
       107,300    Moody's Corp. ...............................................................      6,938,018
        69,200    Providian Financial Corp.*...................................................      1,015,164
        73,100    Takefuji Corp. ..............................................................      5,288,042
                                                                                                 -------------
                                                                                                   101,141,764
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - CONTINUED
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED

   FOOD/BEVERAGE & RESTAURANT - (3.79%)
       176,000    Diageo PLC, ADR..............................................................  $   9,636,000
       197,040    Heineken Holding NV, Class A.................................................      5,779,545
       115,400    Hershey Foods Corp. .........................................................      5,339,558
       101,400    Kraft Foods Inc., Class A....................................................      3,212,352
                                                                                                 -------------
                                                                                                    23,967,455
                                                                                                 -------------
   HOTELS & MOTELS - (0.79%)
        99,800    Marriott International, Inc., Class A........................................      4,978,024
                                                                                                 -------------
   INDUSTRIAL - (3.19%)
       378,500    Sealed Air Corp.*............................................................     20,162,695
                                                                                                 -------------
   INSURANCE BROKERS - (1.21%)
       211,200    Aon Corp. ...................................................................      6,012,864
        36,300    Marsh & McLennan Cos, Inc. ..................................................      1,647,294
                                                                                                 -------------
                                                                                                     7,660,158
                                                                                                 -------------
INVESTMENT FIRMS - (0.81%)
        96,600    Morgan Stanley...............................................................      5,097,582
                                                                                                 -------------
   LIFE INSURANCE - (0.57%)
        65,800    Principal Financial Group, Inc. .............................................      2,288,524
        44,700    Sun Life Financial Inc. .....................................................      1,293,618
                                                                                                 -------------
                                                                                                     3,582,142
                                                                                                 -------------
   MEDIA - (1.60%)
       124,700    Lagardere S.C.A. ............................................................      7,799,911
        44,600    WPP Group PLC, ADR...........................................................      2,285,081
                                                                                                 -------------
                                                                                                    10,084,992
                                                                                                 -------------
   MULTI-LINE INSURANCE - (5.55%)
       492,237    American International Group, Inc. ..........................................     35,086,653
                                                                                                 -------------
   PHARMACEUTICAL AND HEALTH CARE - (3.81%)
       116,600    Eli Lilly and Co. ...........................................................      8,151,506
       134,900    HCA Inc. ....................................................................      5,610,491
        42,500    Merck & Co., Inc. ...........................................................      2,018,750
        65,000    Novartis AG, Registered......................................................      2,868,640
       158,160    Pfizer Inc. .................................................................      5,421,725
                                                                                                 -------------
                                                                                                    24,071,112
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (8.48%)
           365    Berkshire Hathaway Inc., Class A*............................................     32,466,750
            42    Berkshire Hathaway Inc., Class B*............................................        124,110
        28,700    Chubb Corp. .................................................................      1,956,766
         2,100    Markel Corp.*................................................................        582,750
       215,700    Progressive Corp. (Ohio).....................................................     18,399,210
                                                                                                 -------------
                                                                                                    53,529,586
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - CONTINUED
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED
   PUBLISHING - (0.64%)
        47,700    Gannett Co., Inc. ...........................................................  $   4,047,345
                                                                                                 -------------
   REAL ESTATE - (1.49%)
       122,300    Centerpoint Properties Trust.................................................      9,386,525
                                                                                                 -------------
   REINSURANCE - (1.50%)
       116,750    Transatlantic Holdings, Inc. ................................................      9,455,583
                                                                                                 -------------
   RETAILING - (4.01%)
        69,100    AutoZone, Inc.* .............................................................      5,534,910
       480,700    Costco Wholesale Corp. ......................................................     19,785,612
                                                                                                 -------------
                                                                                                    25,320,522
                                                                                                 -------------
   TECHNOLOGY - (3.23%)
       130,800    Lexmark International, Inc., Class A*........................................     12,626,124
       272,100    Microsoft Corp. .............................................................      7,772,537
                                                                                                 -------------
                                                                                                    20,398,661
                                                                                                 -------------
   TELECOMMUNICATIONS - (0.78%)
       131,000    Nokia Oyj, ADR...............................................................      1,904,740
       144,200    SK Telecom Co., Ltd., ADR....................................................      3,026,758
                                                                                                 -------------
                                                                                                     4,931,498
                                                                                                 -------------
   TRANSPORTATION - (0.72%)
        60,600    United Parcel Service, Inc., Class B.........................................      4,555,302
                                                                                                 -------------

                      Total Common Stock - (identified cost $520,864,035)......................    606,137,356
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - CONTINUED
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (4.13%)

$    7,399,000    Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $7,399,319
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $7,546,980)............................................. $    7,399,000
    10,571,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $10,571,455
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $10,782,420)............................................     10,571,000
     8,112,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $8,112,349
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $8,274,240).............................................      8,112,000
                                                                                                --------------

                      Total Short Term Investments - (identified cost $26,082,000).............     26,082,000
                                                                                                --------------



                  Total Investments - (100.10%) - (identified cost $546,946,035) - (a).........    632,219,356
                  Liabilities Less Other Assets - (0.10%)......................................       (660,161)
                                                                                                --------------
                      Net Assets - (100%)...................................................... $  631,559,195
                                                                                                ==============

*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $548,129,527. At June 30,
2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   92,840,816
                  Unrealized depreciation......................................................     (8,750,987)
                                                                                                --------------
                      Net unrealized appreciation.............................................. $   84,089,829
                                                                                                ==============













SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (91.21%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (20.40%)
        56,400    Bank One Corp. (Acquired by JPMorgan Chase & Co. effective 07/01/04).........  $   2,876,400
        57,800    Commerce Bancorp, Inc. ......................................................      3,179,578
        78,450    Fifth Third Bancorp..........................................................      4,217,080
        39,800    Golden West Financial Corp. .................................................      4,232,730
        70,700    Wells Fargo & Co. ...........................................................      4,046,161
                                                                                                 -------------
                                                                                                    18,551,949
                                                                                                 -------------
   BUSINESS SERVICES - (2.61%)
        44,000    D&B Corp.*...................................................................      2,372,040
                                                                                                 -------------
   CONSUMER PRODUCTS - (2.25%)
        40,800    Altria Group, Inc. ..........................................................      2,042,040
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (4.76%)
       130,500    Tyco International Ltd. .....................................................      4,324,770
                                                                                                 -------------
   FINANCIAL SERVICES - (24.67%)
       179,900    American Express Co. ........................................................      9,243,262
        89,200    Citigroup Inc. ..............................................................      4,147,800
        35,200    H&R Block, Inc. .............................................................      1,678,336
        61,800    Loews Corp. .................................................................      3,705,528
        49,500    Moody's Corp.  ..............................................................      3,200,670
        31,000    Providian Financial Corp.*...................................................        454,770
                                                                                                 -------------
                                                                                                    22,430,366
                                                                                                 -------------
   INDUSTRIAL - (1.96%)
        33,500    Sealed Air Corp.*............................................................      1,784,545
                                                                                                 -------------
   INVESTMENT FIRMS - (4.27%)
        14,000    Julius Baer Holding, Ltd. AG.................................................      3,886,093
                                                                                                 -------------
   LIFE INSURANCE - (0.51%)
        19,600    China Life Insurance Co., Ltd., ADR*.........................................        464,324
                                                                                                 -------------
   MULTI-LINE INSURANCE - (4.66%)
        59,487    American International Group, Inc. ..........................................      4,240,233
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (15.35%)
             7    Berkshire Hathaway Inc., Class A*............................................        622,650
         1,235    Berkshire Hathaway Inc., Class B*............................................      3,649,425
        93,590    Cincinnati Financial Corp. ..................................................      4,071,633
        35,400    FPIC Insurance Group, Inc.*..................................................        880,221
         8,200    Markel Corp.*................................................................      2,275,500
        28,800    Progressive Corp. (Ohio).....................................................      2,456,640
                                                                                                 -------------
                                                                                                    13,956,069
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO - CONTINUED
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
SHARES/PRINCIPAL                                 SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED

   REINSURANCE - (9.77%)
        22,500    Everest Re Group, Ltd. ......................................................  $   1,808,100
        87,350    Transatlantic Holdings, Inc. ................................................      7,074,476
                                                                                                 -------------
                                                                                                     8,882,576
                                                                                                 -------------

                      Total Common Stock - (identified cost $69,944,619).......................     82,935,005
                                                                                                 -------------

SHORT TERM INVESTMENTS - (8.47%)

$    2,184,000    Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $2,184,094
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $2,227,680).............................................      2,184,000
     3,120,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $3,120,134
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $3,182,400).............................................      3,120,000
     2,394,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $2,394,103
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $2,441,880).............................................      2,394,000
                                                                                                 -------------

                      Total Short Term Investments - (identified cost $7,698,000)..............      7,698,000
                                                                                                 -------------

                  Total Investments - (99.68%) - (identified cost $77,642,619) - (a)...........     90,633,005
                  Other Assets Less Liabilities - (0.32%)......................................        287,922
                                                                                                 -------------
                      Net Assets - (100%)......................................................  $  90,920,927
                                                                                                 =============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $77,973,860. At June 30,
2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation......................................................  $  13,626,281
                  Unrealized depreciation......................................................       (967,136)
                                                                                                 -------------
                      Net unrealized appreciation..............................................  $  12,659,145
                                                                                                 =============




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (95.28%)

   APARTMENTS (REITS) - (13.67%)
        26,800    Archstone-Smith Trust........................................................  $     786,044
        27,800    Avalonbay Communities, Inc. .................................................      1,571,256
        12,800    Camden Property Trust........................................................        586,240
        21,000    Essex Property Trust, Inc. ..................................................      1,435,350
        68,100    United Dominion Realty Trust, Inc. ..........................................      1,347,018
                                                                                                 -------------
                                                                                                     5,725,908
                                                                                                 -------------
   DIVERSIFIED - (1.73%)
        10,900    Forest City Enterprises, Inc., Class A.......................................        577,700
         3,700    St. Joe Co. .................................................................        146,890
                                                                                                 -------------
                                                                                                       724,590
                                                                                                 -------------
   DIVERSIFIED (REITS) - (8.66%)
        21,400    Capital Automotive REIT......................................................        629,267
        47,300    Duke Realty Corp. ...........................................................      1,504,613
        26,131    Vornado Realty Trust.........................................................      1,492,341
                                                                                                 -------------
                                                                                                     3,626,221
                                                                                                 -------------
   FINANCIAL SERVICES (REITS) - (2.44%)
        25,600    iStar Financial Inc. ........................................................      1,024,000
                                                                                                 -------------
   FORESTRY (REITS) - (2.94%)
        37,800    Plum Creek Timber Co., Inc. .................................................      1,231,524
                                                                                                 -------------
   HOTELS & LODGING - (1.36%)
        12,700    Starwood Hotels & Resorts Worldwide, Inc. ...................................        569,595
                                                                                                 -------------
   INDUSTRIAL (REITS) - (14.55%)
        60,366    Catellus Development Corp. ..................................................      1,488,022
        37,600    Centerpoint Properties Trust.................................................      2,885,800
        52,300    ProLogis.....................................................................      1,721,716
                                                                                                 -------------
                                                                                                     6,095,538
                                                                                                 -------------
   MALLS (REITS) - (9.45%)
        52,942    General Growth Properties, Inc. .............................................      1,565,495
        18,800    Rouse Co. ...................................................................        893,000
        29,200    Simon Property Group, Inc. ..................................................      1,501,464
                                                                                                 -------------
                                                                                                     3,959,959
                                                                                                 -------------
   MANUFACTURED HOMES (REITS) - (1.19%)
        30,000    Affordable Residential Communities Inc. .....................................        498,000
                                                                                                 -------------
   OFFICE SPACE (REITS) - (21.16%)
        26,600    Alexandria Real Estate Equities, Inc. .......................................      1,510,348
        38,000    Arden Realty, Inc. ..........................................................      1,117,580
         7,900    Boston Properties, Inc. .....................................................        395,632
        36,300    Brandywine Realty Trust......................................................        986,997
        42,200    CarrAmerica Realty Corp. ....................................................      1,275,706
        40,500    Corporate Office Properties Trust............................................      1,006,425

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - CONTINUED
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED

   OFFICE SPACE (REITS) - CONTINUED
        12,000    Kilroy Realty Corp. .........................................................  $     409,200
        10,700    Parkway Properties, Inc. ....................................................        475,615
        36,070    SL Green Realty Corp. .......................................................      1,688,076
                                                                                                 -------------
                                                                                                     8,865,579
                                                                                                 -------------
   OUTLET CENTERS (REITS) - (4.44%)
        28,500    Chelsea Property Group, Inc. ................................................      1,858,770
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (3.17%)
        59,600    WCI Communities, Inc.*.......................................................      1,329,676
                                                                                                 -------------
   SHOPPING CENTERS (REITS) - (10.52%)
        49,325    Developers Diversified Realty Corp. .........................................      1,744,625
        22,900    Kimco Realty Corp. ..........................................................      1,041,950
         6,300    Pan Pacific Retail Properties, Inc. .........................................        318,276
        30,300    Regency Centers Corp. .......................................................      1,299,870
                                                                                                 -------------
                                                                                                     4,404,721
                                                                                                 -------------

                    Total Common Stock - (identified cost $32,236,872).........................     39,914,081
                                                                                                 -------------

PREFERRED STOCK - (0.29%)

   APARTMENTS (REITS) - (0.29%)
         2,000    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................         67,000
         1,600    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................         42,112
           400    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................         10,776
                                                                                                 -------------

                    Total Preferred Stock - (identified cost $113,921).........................        119,888
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - CONTINUED
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (4.72%)
$      560,000    Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $560,024
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $571,200)..............................................   $     560,000
       800,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $800,034
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $816,000)...............................................        800,000
       615,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                    07/01/04, dated 06/30/04, repurchase value of $615,026
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $627,300)...............................................        615,000
                                                                                                 -------------

                      Total Short Term Investments - (identified cost $1,975,000)..............      1,975,000
                                                                                                 -------------

                  Total Investments - (100.29%) - (identified cost $34,325,793) - (a)..........     42,008,969
                  Liabilities Less Other Assets - (0.29%)......................................       (119,391)
                                                                                                 -------------
                      Net Assets - (100%)......................................................  $  41,889,578
                                                                                                 =============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $34,331,753. At June 30,
2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation......................................................  $   7,748,617
                  Unrealized depreciation......................................................        (71,401)
                                                                                                 -------------
                      Net unrealized appreciation..............................................  $   7,677,216
                                                                                                 =============














SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2004 (Unaudited)

==============================================================================================================
                                                                                             DAVIS
                                                          DAVIS             DAVIS             REAL
                                                          VALUE            FINANCIAL         ESTATE
                                                         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                         ---------         ---------        ---------
ASSETS:
   Investments in securities, at value
     * (see accompanying Schedules
     of Investments)..............................    $   632,219,356    $   90,633,005   $   42,008,969
   Cash...........................................             55,580             2,208            2,416
   Receivables:
     Dividends and interest.......................            960,410           126,762          185,953
     Capital stock sold...........................            566,282           236,340           57,231
   Prepaid expenses...............................              5,400               550              600
                                                      ---------------    --------------   --------------
                             Total assets.........        633,807,028        90,998,865       42,255,169
                                                      ---------------    --------------   --------------
LIABILITIES:
   Payables:
     Capital stock reacquired.....................             43,104               237              133
     Investment securities purchased..............          1,735,950             -              325,557
   Accrued expenses...............................             34,600            15,752           11,481
   Accrued management fees........................            434,179            61,949           28,420
                                                      ---------------    --------------   --------------
                             Total liabilities....          2,247,833            77,938          365,591
                                                      ---------------    --------------   --------------

NET ASSETS .......................................    $   631,559,195    $   90,920,927   $   41,889,578
                                                      ===============    ==============   ==============

SHARES OUTSTANDING (NOTE 4).......................         57,191,284         7,564,925        2,939,913
                                                      ===============    ==============   ==============

NET ASSET VALUE, offering and
     redemption price per share (Net
     Assets / Shares Outstanding).................        $     11.04        $    12.02       $    14.25
                                                          ===========        ==========       ==========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock...........    $        57,191    $        7,565   $        2,940
   Additional paid-in capital.....................        579,535,569        79,987,340       33,345,837
   Undistributed net investment income............          2,200,444           171,419          374,215
   Accumulated net realized gains (losses) from
     investments and foreign currency transactions        (35,506,552)       (2,236,321)         483,410
   Net unrealized appreciation on investments and
     ................foreign currency transactions         85,272,543        12,990,924        7,683,176
                                                      ---------------    --------------   --------------
                                                      $   631,559,195    $   90,920,927   $   41,889,578
                                                      ===============    ==============   ==============


* Including repurchase agreements of $26,082,000, $7,698,000, and $1,975,000 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, and cost of $546,946,035, $77,642,619, and $34,325,793 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively.




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2004 (Unaudited)

==============================================================================================================

                                                                                                     DAVIS
                                                            DAVIS                DAVIS                REAL
                                                            VALUE              FINANCIAL             ESTATE
                                                          PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                          ---------            ---------           ---------
INVESTMENT INCOME:
Income:
   Dividends*.....................................     $     4,345,442      $       489,930      $     854,907
   Interest.......................................             223,471               31,290             12,854
                                                       ---------------      ---------------     --------------
       Total income...............................           4,568,913              521,220            867,761
                                                       ---------------      ---------------     --------------
Expenses:
   Management fees (Note 2).......................           2,169,197              311,670            146,951
   Custodian fees.................................             100,089               19,514             11,482
   Transfer agent fees............................               7,748                4,897              4,617
   Audit fees.....................................               6,000                4,200              4,200
   Accounting fees (Note 2).......................               3,000                3,000              3,000
   Legal fees.....................................               5,040                1,182                343
   Reports to shareholders........................              12,841                  377                303
   Directors' fees and expenses...................              44,386                6,708              3,220
   Registration and filing fees...................               8,536                1,691              1,450
   Miscellaneous..................................               6,358                2,693              1,955
                                                       ---------------      ---------------     --------------
       Total expenses.............................           2,363,195              355,932            177,521
       Expenses paid indirectly (Note 5)..........                 (40)                 (17)                (7)
                                                       ---------------      ---------------     --------------
       Net expenses...............................           2,363,155              355,915            177,514
                                                       ---------------      ---------------     --------------
         Net investment income....................           2,205,758              165,305            690,247
                                                       ---------------      ---------------     --------------

REALIZED  AND  UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
     Investment transactions......................          (1,492,024)            (858,173)           492,820
     Foreign currency transactions................             (29,425)              (1,174)             -
   Net increase in unrealized appreciation of
     investments and foreign currency transactions          22,589,279            2,561,167          1,152,610
                                                       ---------------      ----------------    --------------
   Net realized and unrealized gain on
     investments and foreign currency.............          21,067,830            1,701,820          1,645,430
                                                       ---------------      ---------------     --------------
       Net increase in net assets resulting
         from operations..........................     $    23,273,588      $     1,867,125     $    2,335,677
                                                       ===============      ===============     ==============

*Net of foreign taxes withheld as follows.........            $136,305               $9,853              -






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004 (Unaudited)

==============================================================================================================

                                                                                              DAVIS
                                                            DAVIS            DAVIS             REAL
                                                            VALUE          FINANCIAL          ESTATE
                                                          PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                          ---------        ---------         ---------
OPERATIONS:
    Net investment income........................    $      2,205,758  $       165,305   $        690,247
    Net realized gain (loss) from investment
      and foreign currency transactions..........          (1,521,449)        (859,347)           492,820
    Net increase in unrealized appreciation of
      investments and foreign currency
      transactions...............................          22,589,279        2,561,167          1,152,610
                                                     ----------------  ---------------   ----------------
    Net increase in net assets resulting
      from operations............................          23,273,588        1,867,125          2,335,677

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income........................              -                -                (316,032)

CAPITAL SHARE TRANSACTIONS
    (NOTE 4).....................................         123,283,213       17,874,571          4,206,668
                                                     ----------------  ---------------   ----------------

Total increase in net assets.....................         146,556,801       19,741,696          6,226,313

NET ASSETS:
    Beginning of period..........................         485,002,394       71,179,231         35,663,265
                                                     ----------------  ---------------   ----------------
    End of period*...............................    $    631,559,195  $    90,920,927   $     41,889,578
                                                     ================  ===============   ================
      *Including undistributed net investment
        income of................................    $      2,200,444  $       171,419   $        374,215















SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2003

==============================================================================================================

                                                                                                 DAVIS
                                                           DAVIS              DAVIS               REAL
                                                           VALUE            FINANCIAL            ESTATE
                                                         PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                         ---------          ---------           ---------
OPERATIONS:
    Net investment income.......................     $      3,215,304    $       222,162    $        941,827
    Net realized gain (loss) from investment
      and foreign currency transactions.........           (7,034,431)          (380,603)            966,089
    Net change in unrealized appreciation
      (depreciation) of investments and foreign
      currency transactions.....................          104,044,100         14,533,880           6,265,053
                                                     ----------------    ---------------    ----------------
    Net increase in net assets resulting
      from operations...........................          100,224,973         14,375,439           8,172,969

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income.......................           (3,188,878)          (215,570)         (1,245,232)
    Realized gains from investment transactions.              -                   -                 (596,951)

CAPITAL SHARE TRANSACTIONS
    (NOTE 4)....................................          104,927,119         25,310,603          10,526,271
                                                     ----------------    ---------------    ----------------

Total increase in net assets....................          201,963,214         39,470,472          16,857,057

NET ASSETS:
    Beginning of year...........................          283,039,180         31,708,759          18,806,208
                                                     ----------------    ---------------    ----------------
    End of year*................................     $    485,002,394    $    71,179,231    $     35,663,265
                                                     ================    ===============    ================
      *Including undistributed net investment
        income (loss) of........................     $         (5,314)   $         6,114             -














SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Davis Variable Account Fund, Inc. consists of three series of Funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively "the Funds"). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Funds may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2004 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2004, Davis Value Portfolio and Davis Financial Portfolio had approximately $2,044,000 and $51,000, respectively, of post October 2003 losses available to offset future capital gains if any, which expire in 2012. At June 30, 2004, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

                                      DAVIS                 DAVIS
                                      VALUE               FINANCIAL
                                    PORTFOLIO             PORTFOLIO
                                    ---------             ---------
           EXPIRING
           12/31/2009            $    6,568,000          $   650,000
           12/31/2010                19,386,000                -
           12/31/2011                 4,776,000              328,000
                                 --------------          -----------
           TOTAL                 $   30,730,000          $   978,000


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2004 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid monthly to Davis Advisors, the Funds' investment adviser (the "Adviser"). The fee for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.75% of the respective Fund's average annual net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2004 was $25 for Davis Value Portfolio, $15 for Davis Financial Portfolio, and $14 for Davis Real Estate Portfolio. State Street Bank is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2004 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,000 for each portfolio. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2004 were as follows:

                                    DAVIS                DAVIS               DAVIS
                                    VALUE              FINANCIAL           REAL ESTATE
                                  PORTFOLIO            PORTFOLIO            PORTFOLIO
                                  ---------            ---------            ---------
 Cost of purchases........... $  145,189,502       $   17,941,415       $    10,325,825
 Proceeds of sales........... $    2,609,253       $    2,974,225       $     5,455,292

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2004 (Unaudited)

================================================================================

NOTE 4 - CAPITAL STOCK

    At June 30, 2004, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

                                                                            SIX MONTHS ENDED
                                                                              JUNE 30, 2004
                                                                               (UNAUDITED)
                                                                -------------------------------------------
                                                                  DAVIS          DAVIS             DAVIS
                                                                  VALUE        FINANCIAL        REAL ESTATE
                                                                PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                                ---------      ---------        -----------

Shares sold...............................................      13,683,532     1,998,862           744,195
Shares issued in reinvestment of distributions............          -              -                20,915
                                                              ------------   -----------       -----------
                                                                13,683,532     1,998,862           765,110
Shares redeemed...........................................      (2,388,164)     (537,692)         (473,211)
                                                              ------------   -----------       -----------
      Net increase........................................      11,295,368     1,461,170           291,899
                                                              ============   ===========       ===========

Proceeds from shares sold.................................    $149,032,601   $24,294,498       $10,331,888
Proceeds from shares issued in
    reinvestment of distributions.........................          -             -                316,032
                                                              ------------   -----------       -----------
                                                               149,032,601    24,294,498        10,647,920
Cost of shares redeemed...................................     (25,749,388)   (6,419,927)       (6,441,252)
                                                              ------------   -----------       -----------
      Net increase........................................    $123,283,213   $17,874,571       $ 4,206,668
                                                              ============   ===========       ===========


                                                                               YEAR ENDED
                                                                            DECEMBER 31, 2003
                                                              ---------------------------------------------
                                                                  DAVIS          DAVIS             DAVIS
                                                                  VALUE        FINANCIAL        REAL ESTATE
                                                                PORTFOLIO      PORTFOLIO         PORTFOLIO

Shares sold...............................................      13,746,849     2,921,413         1,477,124
Shares issued in reinvestment of distributions............         301,691        18,520           144,561
                                                              ------------   -----------       -----------
                                                                14,048,540     2,939,933         1,621,685
Shares redeemed...........................................      (2,661,937)     (420,309)         (766,305)
                                                              ------------   -----------       -----------
      Net increase........................................      11,386,603     2,519,624           855,380
                                                              ============   ===========       ===========

Proceeds from shares sold.................................    $124,904,118   $29,024,533       $17,872,635
Proceeds from shares issued in
    reinvestment of distributions.........................       3,188,877       215,570         1,842,181
                                                              ------------   -----------       -----------
                                                               128,092,995    29,240,103        19,714,816
Cost of shares redeemed...................................     (23,165,876)   (3,929,500)       (9,188,545)
                                                              ------------   -----------       -----------
      Net increase........................................    $104,927,119   $25,310,603       $10,526,271
                                                              ============   ===========       ===========

NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, each Fund's custodian fee is reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $40, $17, and $7 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the six months ended June 30, 2004.

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS VALUE PORTFOLIO

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                                                         JULY 1, 1999
                                                                                                         (COMMENCEMENT
                                           SIX MONTHS                                                    OF OPERATIONS)
                                              ENDED                  YEAR ENDED DECEMBER 31,                 THROUGH
                                          JUNE 30, 2004   -------------------------------------------      DECEMBER 31,
                                           (UNAUDITED)       2003         2002        2001        2000         1999
                                           -----------       ----         ----        ----        ----         ----
Net Asset Value, Beginning of Period.      $    10.57    $     8.20   $     9.87  $    11.06  $    10.25   $    10.00
                                           ----------    ----------   ----------  ----------  ----------   ----------

Income (Loss) From Investment Operations
 Net Investment Income..................         0.04          0.07         0.06        0.04        0.03         0.01
 Net Realized and Unrealized
    Gains (Losses)......................         0.43          2.37        (1.66)      (1.19)       0.92         0.25
                                           ----------    ----------   ----------  ----------  ----------   ----------
    Total From Investment Operations....         0.47          2.44        (1.60)      (1.15)       0.95         0.26

Dividends and Distributions
 Dividends from Net Investment Income...         -            (0.07)       (0.06)      (0.04)      (0.03)       (0.01)
 Return of Capital......................         -             -           (0.01)       -(3)        -(3)         -(3)
 Distributions from Realized Gains......         -             -            -           -          (0.11)        -
                                           ----------    ----------   ----------  ----------  ----------   ----------
    Total Dividends and Distributions...         -            (0.07)       (0.07)      (0.04)      (0.14)       (0.01)
                                           ----------    ----------   ----------  ----------  ----------   ----------

Net Asset Value, End of Period..........   $    11.04    $    10.57   $     8.20  $     9.87  $    11.06   $    10.25
                                           ==========    ==========   ==========  ==========  ==========   ==========

Total Return(1).........................        4.45%        29.76%     (16.26)%    (10.39)%       9.30%        2.64%

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted).     $631,559      $485,002     $283,039    $278,958    $120,209      $12,668
Ratio of Expenses to Average Net Assets.       0.82%*         0.82%        0.83%       0.87%     1.00%(4)    1.00%*(4)
Ratio of Net Investment Income to
    Average Net Assets..................       0.76%*         0.90%        0.70%       0.55%       0.73%       0.43%*
Portfolio Turnover Rate(2)..............        0.49%            7%          24%         18%         10%           5%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% and 2.29% for 2000 and 1999, respectively.

* Annualized

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL PORTFOLIO

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                                                         JULY 1, 1999
                                                                                                         (COMMENCEMENT
                                           SIX MONTHS                                                    OF OPERATIONS)
                                              ENDED                  YEAR ENDED DECEMBER 31,                 THROUGH
                                          JUNE 30, 2004   -------------------------------------------      DECEMBER 31,
                                           (UNAUDITED)       2003         2002        2001        2000         1999
                                           -----------       ----         ----        ----        ----         ----
Net Asset Value, Beginning of Period....   $    11.66    $     8.85   $    10.67  $    11.91  $     9.26  $    10.00
                                           ----------    ----------   ----------  ----------  ----------  ----------

Income (Loss) From Investment Operations
 Net Investment Income..................         0.02          0.04         0.02        -           0.01        0.02
 Net Realized and Unrealized
    Gains (Losses)......................         0.34          2.81        (1.82)      (1.24)       2.84       (0.74)
                                           ----------    ----------   ----------  ----------  ----------  ----------
    Total From Investment Operations....         0.36          2.85        (1.80)      (1.24)       2.85       (0.72)

Dividends and  Distributions
 Dividends from Net Investment Income...         -            (0.04)       (0.02)       -(3)       (0.01)      (0.02)
 Return of Capital......................         -             -            -           -(3)         -(3)       -(3)
 Distributions from Realized Gains......         -             -            -           -          (0.19)       -
                                           ----------    ----------   ----------  ----------  ----------  ----------
    Total Dividends and Distributions...         -            (0.04)       (0.02)       -          (0.20)      (0.02)
                                           ----------    ----------   ----------  ----------  ----------  ----------

Net Asset Value, End of Period..........   $    12.02    $    11.66   $     8.85  $    10.67  $    11.91  $     9.26
                                           ==========    ==========   ==========  ==========  ==========  ==========

Total Return(1).........................        3.09%        32.15%     (16.84)%    (10.37)%      30.97%     (7.17)%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)      $90,921       $71,179      $31,709     $24,587     $14,770      $3,471
 Ratio of Expenses to Average Net Assets       0.86%*         0.90%        0.99%     1.00%(4)    1.00%(4)   1.02%*(4,5)
 Ratio of Net Investment Income to
    Average Net Assets..................       0.40%*         0.48%        0.32%       0.04%       0.18%      0.76%*
 Portfolio Turnover Rate(2).............           4%           10%          23%         24%         26%          9%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04%, 1.55%, and 4.26% for 2001, 2000, and 1999, respectively.

(5) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 1999.

*   Annualized
SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE PORTFOLIO

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                                                         JULY 1, 1999
                                                                                                         (COMMENCEMENT
                                           SIX MONTHS                                                    OF OPERATIONS)
                                              ENDED                  YEAR ENDED DECEMBER 31,                 THROUGH
                                          JUNE 30, 2004   -------------------------------------------      DECEMBER 31,
                                           (UNAUDITED)       2003         2002        2001        2000         1999
                                           -----------       ----         ----        ----        ----         ----
Net Asset Value, Beginning of Period....   $    13.47    $    10.49   $    10.35  $    10.38  $     8.71  $    10.00
                                           ----------    ----------   ----------  ----------  ----------  ----------

Income (Loss) From Investment Operations
 Net Investment Income..................         0.23          0.44         0.36        0.36        0.33        0.18
 Net Realized and Unrealized
    Gains (Losses)...................            0.66          3.34         0.25        0.19        1.67       (1.26)
                                           ----------    ----------   ----------  ----------  ----------  ----------
    Total From Investment Operations....         0.89          3.78         0.61        0.55        2.00       (1.08)

Dividends and  Distributions
 Dividends from Net Investment Income...        (0.11)        (0.55)       (0.36)      (0.36)      (0.33)      (0.18)
 Return of Capital......................         -             -           (0.11)      (0.07)       -          (0.03)
 Distributions from Realized Gains......         -            (0.25)        -          (0.11)       -           -
  Distributions in Excess of Net
  Investment Income.....................         -             -            -          (0.04)       -           -
                                           ----------    ----------   ----------  ----------  ----------  ----------
    Total Dividends and Distributions...        (0.11)        (0.80)       (0.47)      (0.58)      (0.33)      (0.21)
                                           ----------    ----------   ----------  ----------  ----------  ----------

Net Asset Value, End of Period..........   $    14.25    $    13.47   $    10.49  $    10.35  $    10.38  $     8.71
                                           ==========    ==========   ==========  ==========  ==========  ==========

Total Return(1).........................        6.54%        36.79%        5.89%       5.50%      23.33%    (10.79)%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)      $41,890       $35,663      $18,806     $10,029      $4,853        $610
 Ratio of Expenses to Average Net Assets       0.91%*         0.98%      1.00%(3)    1.00%(3)   1.07%(3,4)  1.21%*(3,4)
 Ratio of Net Investment Income to
    Average Net Assets..................       3.52%*         3.74%        3.54%       3.70%       4.31%      4.41%*
 Portfolio Turnover Rate(2).............          15%           22%          52%         45%         16%         21%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.10%, 1.39%, 3.15%, and 11.91% for 2002, 2001, 2000, and 1999, respectively.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000 and 1999.

*   Annualized
SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer, City of
                                                   Chicago; and Executive
                                                   Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware); Former Director,
                                                   Feinblatt, Rothman,                       Mid-Atlantic Realty Trust
                                                   Hoffberger and                            (real estate investment
                                                   Hollander, LLC (law                       trust); Trustee, College of
                                                   firm).                                    Notre Dame of Maryland,
                                                                                             McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations, and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering);Chairman, Santa
                                                   (energy project                           Fe Center Enterprises;
                                                   development); Retired                     Member, Investment Committee
                                                   Chairman and                              for Microgeneration
                                                   President, Public                         Technology Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company); Former Director,
                                                                                             Novellus Systems, Inc.
                                                                                             (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since
                                                   June 2002; President
                                                   of Privae Advisory
                                                   Services of Bank of
                                                   America (an investment
                                                   management firm) from
                                                   2001 until 2002; prior
                                                   to that a managing
                                                   director and global
                                                   head of marketing and
                                                   distribution for Lazard
                                                   Asset Management (an
                                                   investment management
                                                   firm) for ten years.


THEODORE B.        Director         director       Chairman, of John              11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co. (investment
                                                   banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 14         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research, Vice                     Funds six portfolios (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers, L.P.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              14         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                14         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

*  Jeremy H. Biggs,  Andrew A. Davis and Christopher C. Davis own partnership  units (directly,  indirectly or both) of the Adviser and are considered to be "interested  persons" of the Funds as defined in the Investment  Company Act of
   1940. Andrew A. Davis and Christopher C. Davis are brothers.


                        DAVIS VARIABLE ACCOUNT FUND, INC.
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================

   DIRECTORS                        OFFICERS
   Wesley E. Bass, Jr.              Jeremy H. Biggs
   Jeremy H. Biggs                      Chairman
   Marc P. Blum                     Christopher C. Davis
   Andrew  A. Davis                     President - Davis Value Portfolio, Davis
   Christopher C. Davis                 Financial Portfolio, & Vice President -
   Thomas S. Gayner                     Davis Real Estate Portfolio
   Jerry D. Geist                   Andrew A. Davis
   D. James Guzy                        President - Davis Real Estate Portfolio,
   G. Bernard Hamilton                  Vice President - Davis Value Portfolio &
   Robert P. Morgenthau                 Davis Financial Portfolio
   Theodore B. Smith, Jr.           Kenneth C. Eich
   Christian R. Sonne                   Executive Vice President &
   Marsha Williams                        Principal Executive Officer
                                    Sharra L. Reed
                                        Vice President, Treasurer,
                                        & Principal Accounting Officer
                                    Thomas D. Tays
                                        Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202
================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS VARIABLE ACCOUNT FUND, INC., INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.
================================================================================

                    DAVIS ADVISORS
                    2949 EAST ELVIRA ROAD
                    SUITE 101
                    TUCSON, AZ 85706
                    1-800-279-0279
                    www.davisfunds.com










[LOGO OMITTED]

DAVIS
FUNDS
OVER 35 YEARS OF RELIABLE INVESTING*

SEMI-ANNUAL REPORT

JUNE 30, 2004

DAVIS VALUE PORTFOLIO
(PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)

[LOGO OMITTED]

DAVIS FUNDS

OVER 35 YEARS OF RELIABLE INVESTING(TM)

                                TABLE OF CONTENTS


Management's Discussion and Analysis..........................................2

Fund Overview.................................................................4

Schedule of Investments.......................................................5

Statement of Assets and Liabilities...........................................9

Statement of Operations......................................................10

Statements of Changes in Net Assets..........................................11

Notes to Financial Statements................................................12

Financial Highlights.........................................................15

Directors and Officers.......................................................16

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 3.44%. U.S. economic activity, as measured by the gross domestic product continued its positive trend during the first three months of the period as the economy continued to improve. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, but then rose over the final three months of the period. This combination resulted in an uncertain market in which the S&P 500(R) Index was unable to breakout of a narrow trading range. Davis Advisors' investment strategy is driven by individual stock selection in which we attempt to construct an "all-weather" portfolio, which is not optimized to a single set of economic conditions.

DAVIS VALUE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Value Portfolio performed well in the six-month period ended June 30, 2004, both on an absolute basis and relative to the Standard & Poor's 500(R) Index(1). The Portfolio returned 4.45%(2), compared with a return of 3.44% for the S&P 500(R) Index.

The Portfolio's large holdings in financial services companies, and their strong performance through the six-month period, were an important contributor to the Portfolio's strong performance. The Portfolio's technology holdings which, while representing only a small portion of the portfolio, performed much stronger than other technology companies included in the S&P 500(R) Index. The Portfolio's consumer products holdings reduced the Portfolio's relative performance.

The principal holdings contributing to performance were: Tyco International(3), a diversified manufacturing company, American Express, a financial services company, Bank One, a banks and savings & loan association, and American International Group, a multi-line insurance company. All four companies were among the Portfolio's top ten holdings. Tyco International increased by 25.16%, American Express increased by 6.94%, Bank One increased by 12.78%, and American International Group increased by 7.73% over the six months ended June 30, 2004. Bank One was acquired by JPMorgan Chase & Co. on July 1, 2004.

The principal detractors from performance were: Altria Group, a consumer products company, Comcast, a cable television company, H&R Block, a financial services company, and two banks and savings & loan associations: HSBC Holdings and Fifth Third Bancorp. Altria Group and HSBC Holdings were among the Portfolio's top ten holdings. Altria Group decreased by 5.59%, H&R Block decreased by 13.21%, HSBC Holdings decreased by 2.33%, and Fifth Third Bancorp decreased by 7.93% over the six months ended June 30, 2004. Comcast decreased by 20.02% since being purchased in January 2004.

A company or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

We have built a portfolio which is quite different in composition from the S&P 500(R) Index. The Portfolio's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We are strong supporters of long-term buy-and-hold investing.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk,
(2) company risk, (3) headline risk, and (4) selection risk. See the prospectus for a full description of each risk.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2004.

--------------------------------------------------------------------------------

PORTFOLIO NAME           6-MONTH*             1 YEAR           INCEPTION
                                                             (July 1, 1999)
--------------------------------------------------------------------------------
Davis Value Portfolio     4.45%               21.45%             2.67%
--------------------------------------------------------------------------------

*Non-annualized

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VALUE PORTFOLIO
FUND OVERVIEW
At June 30, 2004 (Unaudited)
================================================================================

       [GRAPHIC OMITTED]                           [GRAPHIC OMITTED]

         PORTFOLIO MAKEUP                           SECTOR WEIGHTINGS
     (% OF FUND NET ASSETS)                       (% OF STOCK HOLDINGS)
-----------------------------------       -------------------------------------
Short Term Investments,                   Other                            9.0%
Other Assets & Liabilities     4.0%       Cable Television                 3.0%
Common Stocks                 96.0%       Insurance                       18.0%
                                          Retailing                        4.2%
                                          Industrial                       3.3%
                                          Food/Beverage & Restaurant       4.0%
                                          Financial Services              17.5%
                                          Banks and Savings & Loan        16.6%
                                          Consumer Products                5.2%
                                          Diversified Manufacturing        4.3%
                                          Energy                           7.5%
                                          Technology                       3.4%
                                          Pharmaceutical and Health Care   4.0%






TOP 10 HOLDINGS
STOCK                                     SECTOR                               % OF FUND NET ASSETS
---------------------------------------------------------------------------------------------------

American Express Co.                      Financial Services                                 7.13%
American International Group, Inc.        Multi-Line Insurance                               5.55%
Berkshire Hathaway Inc., Class A          Property/Casualty Insurance                        5.14%
Altria Group, Inc.                        Consumer Products                                  4.97%
Tyco International Ltd.                   Diversified Manufacturing                          4.14%
Bank One Corp.*                           Banks and Savings & Loan Associations              3.56%
Citigroup Inc.                            Financial Services                                 3.54%
Wells Fargo & Co.                         Banks and Savings & Loan Associations              3.34%
HSBC Holdings PLC                         Banks and Savings & Loan Associations              3.30%
Sealed Air Corp.                          Industrial                                         3.19%


* Acquired by JPMorgan Chase & Co. effective 07/01/04

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (95.97%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (15.89%)
       441,400    Bank One Corp. (Acquired by JPMorgan Chase & Co. effective 07/01/04).........  $  22,511,400
       186,000    Fifth Third Bancorp..........................................................      9,998,430
       179,500    Golden West Financial Corp. .................................................     19,089,825
     1,402,830    HSBC Holdings PLC............................................................     20,854,177
       162,000    Lloyds TSB Group PLC, ADR....................................................      5,164,560
        33,800    State Street Corp. ..........................................................      1,657,552
       368,600    Wells Fargo & Co. ...........................................................     21,094,978
                                                                                                 -------------
                                                                                                   100,370,922
                                                                                                 -------------
   BUILDING MATERIALS - (1.36%)
        92,600    Martin Marietta Materials, Inc. .............................................      4,104,958
        93,800    Vulcan Materials Co. ........................................................      4,460,190
                                                                                                 -------------
                                                                                                     8,565,148
                                                                                                 -------------
   BUSINESS SERVICES - (0.81%)
        94,400    D&B Corp.*...................................................................      5,089,104
                                                                                                 -------------
   CABLE TELEVISION - (2.92%)
       666,000    Comcast Corp., Special Class A*..............................................     18,434,880
                                                                                                 -------------
   CONSUMER PRODUCTS - (4.97%)
       627,500    Altria Group, Inc. ..........................................................     31,406,375
                                                                                                 -------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.41%)
       986,400    Rentokil Initial PLC.........................................................      2,584,015
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (4.14%)
       789,858    Tyco International Ltd. .....................................................     26,175,894
                                                                                                 -------------
   ELECTRONICS - (0.08%)
       223,000    Agere Systems Inc., Class A*.................................................        512,900
                                                                                                 -------------
   ENERGY - (7.21%)
       185,371    ConocoPhillips...............................................................     14,141,954
       188,000    Devon Energy Corp. ..........................................................     12,408,000
       160,000    EOG Resources, Inc. .........................................................      9,553,600
       123,500    Occidental Petroleum Corp. ..................................................      5,978,635
       119,500    Transocean Inc.*.............................................................      3,458,330
                                                                                                 -------------
                                                                                                    45,540,519
                                                                                                 -------------
   FINANCIAL SERVICES - (16.01%)
       876,700    American Express Co. ........................................................     45,044,846
       480,833    Citigroup Inc. ..............................................................     22,358,734
       182,400    H&R Block, Inc. .............................................................      8,696,832
       196,800    Loews Corp. .................................................................     11,800,128
       107,300    Moody's Corp. ...............................................................      6,938,018
        69,200    Providian Financial Corp.*...................................................      1,015,164
        73,100    Takefuji Corp. ..............................................................      5,288,042
                                                                                                 -------------
                                                                                                   101,141,764
                                                                                                 -------------


DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
JUNE 30, 2004  (Unaudited)


                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================

COMMON STOCK - CONTINUED

   FOOD/BEVERAGE & RESTAURANT - (3.79%)
       176,000    Diageo PLC, ADR..............................................................  $   9,636,000
       197,040    Heineken Holding NV, Class A.................................................      5,779,545
       115,400    Hershey Foods Corp. .........................................................      5,339,558
       101,400    Kraft Foods Inc., Class A....................................................      3,212,352
                                                                                                 -------------
                                                                                                    23,967,455
                                                                                                 -------------
   HOTELS & MOTELS - (0.79%)
        99,800    Marriott International, Inc., Class A........................................      4,978,024
                                                                                                 -------------
   INDUSTRIAL - (3.19%)
       378,500    Sealed Air Corp.*............................................................     20,162,695
                                                                                                 -------------
   INSURANCE BROKERS - (1.21%)
       211,200    Aon Corp. ...................................................................      6,012,864
        36,300    Marsh & McLennan Cos, Inc. ..................................................      1,647,294
                                                                                                 -------------
                                                                                                     7,660,158
                                                                                                 -------------
   INVESTMENT FIRMS - (0.81%)
        96,600    Morgan Stanley...............................................................      5,097,582
                                                                                                 -------------
   LIFE INSURANCE - (0.57%)
        65,800    Principal Financial Group, Inc. .............................................      2,288,524
        44,700    Sun Life Financial Inc. .....................................................      1,293,618
                                                                                                 -------------
                                                                                                     3,582,142
                                                                                                 -------------
   MEDIA - (1.60%)
       124,700    Lagardere S.C.A. ............................................................      7,799,911
        44,600    WPP Group PLC, ADR...........................................................      2,285,081
                                                                                                 -------------
                                                                                                    10,084,992
                                                                                                 -------------
   MULTI-LINE INSURANCE - (5.55%)
       492,237    American International Group, Inc. ..........................................     35,086,653
                                                                                                 -------------
   PHARMACEUTICAL AND HEALTH CARE - (3.81%)
       116,600    Eli Lilly and Co. ...........................................................      8,151,506
       134,900    HCA Inc. ....................................................................      5,610,491
        42,500    Merck & Co., Inc. ...........................................................      2,018,750
        65,000    Novartis AG, Registered......................................................      2,868,640
       158,160    Pfizer Inc. .................................................................      5,421,725
                                                                                                 -------------
                                                                                                    24,071,112
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (8.48%)
           365    Berkshire Hathaway Inc., Class A*............................................     32,466,750
            42    Berkshire Hathaway Inc., Class B*............................................        124,110
        28,700    Chubb Corp. .................................................................      1,956,766
         2,100    Markel Corp.*................................................................        582,750
       215,700    Progressive Corp. (Ohio).....................................................     18,399,210
                                                                                                 -------------
                                                                                                    53,529,586
                                                                                                 -------------

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
JUNE 30, 2004  (Unaudited)


                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================

COMMON STOCK - CONTINUED

   PUBLISHING - (0.64%)
        47,700    Gannett Co., Inc. ...........................................................  $   4,047,345
                                                                                                 -------------
   REAL ESTATE - (1.49%)
       122,300    Centerpoint Properties Trust.................................................      9,386,525
                                                                                                 -------------
   REINSURANCE - (1.50%)
       116,750    Transatlantic Holdings, Inc. ................................................      9,455,583
                                                                                                 -------------
   RETAILING - (4.01%)
        69,100    AutoZone, Inc.* .............................................................      5,534,910
       480,700    Costco Wholesale Corp. ......................................................     19,785,612
                                                                                                 -------------
                                                                                                    25,320,522
                                                                                                 -------------
   TECHNOLOGY - (3.23%)
       130,800    Lexmark International, Inc., Class A*........................................     12,626,124
       272,100    Microsoft Corp. .............................................................      7,772,537
                                                                                                 -------------
                                                                                                    20,398,661
                                                                                                 -------------
   TELECOMMUNICATIONS - (0.78%)
       131,000    Nokia Oyj, ADR...............................................................      1,904,740
       144,200    SK Telecom Co., Ltd., ADR....................................................      3,026,758
                                                                                                 -------------
                                                                                                     4,931,498
                                                                                                 -------------
   TRANSPORTATION - (0.72%)
        60,600    United Parcel Service, Inc., Class B.........................................      4,555,302
                                                                                                 -------------

                      Total Common Stock - (identified cost $520,864,035)......................    606,137,356
                                                                                                 -------------


                                       7

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
===============================================================================================================
SHORT TERM INVESTMENTS - (4.13%)

$    7,399,000    Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                     07/01/04, dated 06/30/04, repurchase value of $7,399,319
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $7,546,980)............................................ $    7,399,000
    10,571,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                     07/01/04, dated 06/30/04, repurchase value of $10,571,455
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $10,782,420)...........................................     10,571,000
     8,112,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                     07/01/04, dated 06/30/04, repurchase value of $8,112,349
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $8,274,240)............................................      8,112,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $26,082,000)........     26,082,000
                                                                                                --------------



                  Total Investments - (100.10%) - (identified cost $546,946,035) - (a).........    632,219,356
                  Liabilities Less Other Assets - (0.10%)......................................       (660,161)
                                                                                                --------------
                      Net Assets - (100%)...................................................... $  631,559,195
                                                                                                ==============

*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $548,129,527. At June 30,
2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   92,840,816
                  Unrealized depreciation......................................................     (8,750,987)
                                                                                                --------------
                      Net unrealized appreciation.............................................. $   84,089,829
                                                                                                ==============






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2004 (Unaudited)
================================================================================

ASSETS:
   Investments in securities, at value
     * (see accompanying Schedule of Investments)....................................................      $   632,219,356
   Cash..............................................................................................               55,580
   Receivables:
     Dividends and interest..........................................................................              960,410
     Capital stock sold..............................................................................              566,282
   Prepaid expenses..................................................................................                5,400
                                                                                                           ---------------
          Total assets...............................................................................          633,807,028
                                                                                                           ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired........................................................................               43,104
     Investment securities purchased.................................................................            1,735,950
   Accrued expenses..................................................................................               34,600
   Accrued management fee............................................................................              434,179
                                                                                                           ---------------
          Total liabilities..........................................................................            2,247,833
                                                                                                           ---------------

NET ASSETS ..........................................................................................      $   631,559,195
                                                                                                           ===============

SHARES OUTSTANDING (NOTE 4)..........................................................................           57,191,284
                                                                                                           ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets (divided by) Shares Outstanding).........................         $      11.04
                                                                                                              ============

NET ASSETS CONSIST OF:
   Par value of shares of capital stock..............................................................      $        57,191
   Additional paid-in capital........................................................................          579,535,569
   Undistributed net investment income...............................................................            2,200,444
   Accumulated net realized loss from investments and foreign currency transactions..................          (35,506,552)
   Net unrealized appreciation on investments and foreign currency transactions......................           85,272,543
                                                                                                           ---------------
                                                                                                           $   631,559,195
                                                                                                           ===============


* Including repurchase agreements of $26,082,000 and cost of $546,946,035.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (Unaudited)
================================================================================


INVESTMENT  INCOME:
Income:
   Dividends (Net of foreign withholding taxes of $136,305)......................................      $     4,345,442
   Interest......................................................................................              223,471
                                                                                                       ---------------
       Total income..............................................................................            4,568,913
                                                                                                       ---------------
Expenses:
   Management fees (Note 2)......................................................................            2,169,197
   Custodian fees................................................................................              100,089
   Transfer agent fees...........................................................................                7,748
   Audit fees....................................................................................                6,000
   Accounting fees (Note 2)......................................................................                3,000
   Legal fees....................................................................................                5,040
   Reports to shareholders.......................................................................               12,841
   Directors' fees and expenses..................................................................               44,386
   Registration and filing fees..................................................................                8,536
   Miscellaneous.................................................................................                6,358
                                                                                                       ---------------
       Total expenses............................................................................            2,363,195
       Expenses paid indirectly (Note 5).........................................................                  (40)
                                                                                                       ---------------
       Net expenses..............................................................................            2,363,155
                                                                                                       ---------------
          Net investment income..................................................................            2,205,758
                                                                                                       ---------------

REALIZED  AND  UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized loss from:
       Investment transactions...................................................................           (1,492,024)
       Foreign currency transactions.............................................................              (29,425)
   Net increase in unrealized appreciation of investments and foreign
       currency transactions....................................................................            22,589,279
                                                                                                       ---------------
       Net realized and unrealized gain on investments and foreign currency......................           21,067,830
                                                                                                       ---------------
          Net increase in net assets resulting from operations...................................      $    23,273,588
                                                                                                       ===============




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                                           SIX MONTHS ENDED           YEAR ENDED
                                                                             JUNE 30, 2004            DECEMBER 31,
                                                                              (UNAUDITED)                2003
                                                                              -----------                ----

OPERATIONS:
    Net investment income..............................................   $      2,205,758        $      3,215,304
    Net realized loss from investment and foreign currency
      transactions.....................................................         (1,521,449)             (7,034,431)
    Net change in unrealized appreciation (depreciation) of investments
      and foreign currency transactions................................         22,589,279             104,044,100
                                                                          ----------------        ----------------
    Net increase in net assets resulting from operations...............         23,273,588             100,224,973

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income..............................................           -                     (3,188,878)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................        123,283,213             104,927,119
                                                                          ----------------        ----------------

Total increase in net assets...........................................        146,556,801             201,963,214

NET ASSETS:
    Beginning of period................................................        485,002,394             283,039,180
                                                                          ----------------        ----------------
    End of period* ....................................................   $    631,559,195        $    485,002,394
                                                                          ================        ================
      *Including undistributed (overdistributed) net investment
        income of......................................................   $      2,200,444        $         (5,314)




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2004 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2004 the Fund had approximately $2,044,000 of post October 2003 losses available to offset future capital gains if any, which expire in 2012. At June 30, 2004 the Fund had available for federal income tax purposes unused capital loss carryforwards of $6,568,000, $19,386,000, and $4,776,000, which expire in 2009, 2010, and 2011, respectively.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

    Advisory fees are paid to Davis Advisors, the Fund's investment adviser (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

    State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2004 was $25. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2004 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2004 (Unaudited)
================================================================================


NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2004 were $145,189,502 and $2,609,253, respectively.


NOTE 4 - CAPITAL STOCK

    At June 30, 2004, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:


                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                  JUNE 30, 2004                      DECEMBER 31,
                                                                  (UNAUDITED)                            2003
                                                                  -----------                            ----

Shares sold...............................................             13,683,532                      13,746,849
Shares issued in reinvestment of distributions............                -                               301,691
                                                                 ----------------                ----------------
                                                                       13,683,532                      14,048,540
Shares redeemed...........................................             (2,388,164)                     (2,661,937)
                                                                 ----------------                ----------------
      Net increase........................................             11,295,368                      11,386,603
                                                                 ================                ================

Proceeds from shares sold.................................       $    149,032,601                $    124,904,118
Proceeds from shares issued in
    reinvestment of distributions.........................                -                             3,188,877
                                                                 ----------------                ----------------
                                                                      149,032,601                     128,092,995
Cost of shares redeemed...................................            (25,749,388)                    (23,165,876)
                                                                 ----------------                ----------------
      Net increase........................................       $    123,283,213                 $   104,927,119
                                                                 ================                ================


NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $40 for the six months ended June 30, 2004.

DAVIS VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                                                         JULY 1, 1999
                                                                                                         (COMMENCEMENT
                                           SIX MONTHS                                                   OF OPERATIONS)
                                              ENDED                  YEAR ENDED DECEMBER 31,                THROUGH
                                          JUNE 30, 2004   -------------------------------------------      DECEMBER 31,
                                           (UNAUDITED)       2003         2002        2001        2000         1999
                                           -----------       ----         ----        ----        ----         ----


Net Asset Value, Beginning of Period.      $    10.57    $     8.20   $     9.87  $    11.06  $    10.25   $    10.00
                                           ----------    ----------   ----------  ----------  ----------   ----------

Income (Loss) From Investment Operations
----------------------------------------
 Net Investment Income..................         0.04          0.07         0.06        0.04        0.03         0.01
 Net Realized and Unrealized
    Gains (Losses)......................         0.43          2.37        (1.66)      (1.19)       0.92         0.25
                                           ----------    ----------   ----------  ----------  ----------   ----------
    Total From Investment Operations....         0.47          2.44        (1.60)      (1.15)       0.95         0.26

Dividends and Distributions
---------------------------
 Dividends from Net Investment Income...         -            (0.07)       (0.06)      (0.04)      (0.03)       (0.01)
 Return of Capital......................         -             -           (0.01)       -(3)        -(3)         -(3)
 Distributions from Realized Gains......         -             -            -           -          (0.11)        -
                                           ----------    ----------   ----------  ----------  ----------   ----------
    Total Dividends and Distributions...         -            (0.07)       (0.07)      (0.04)      (0.14)       (0.01)
                                           ----------    ----------   ----------  ----------  ----------   ----------

Net Asset Value, End of Period..........   $    11.04    $    10.57   $     8.20  $     9.87  $    11.06   $    10.25
                                           ==========    ==========   ==========  ==========  ==========   ==========

Total Return(1).........................         4.45%        29.76%      (16.26)%    (10.39)%      9.30%        2.64%
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000 omitted).     $631,559      $485,002     $283,039    $278,958    $120,209      $12,668
Ratio of Expenses to Average Net Assets.         0.82%*        0.82%        0.83%       0.87%       1.00%(4)     1.00%*(4)
Ratio of Net Investment Income to
    Average Net Assets..................         0.76%*        0.90%        0.70%       0.55%       0.73%        0.43%*
Portfolio Turnover Rate(2) .............         0.49%            7%          24%         18%         10%           5%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% and 2.29% for 2000 and 1999, respectively.

*    Annualized

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                   POSITION(S)      OFFICE AND     PRINCIPAL                FUND COMPLEX
                   HELD             LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware); Former Director,
                                                   Feinblatt, Rothman,                       Mid-Atlantic Realty Trust
                                                   Hoffberger and                            (real estate investment
                                                   Hollander, LLC (law                       trust); Trustee, College of
                                                   firm).                                    Notre Dame of Maryland
                                                                                             McDonogh School and other
                                                                                             private foundations, and
                                                                                             businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering);Chairman, Santa
                                                   (energy project                           Fe Center Enterprises;
                                                   development); Retired                     Member, Investment Committee
                                                   Chairman and                              for Microgeneration
                                                   President, Public                         Technology Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.



DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company); Former Director,
                                                                                             Novellus Systems, Inc.
                                                                                             (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Privae
                                                   Advisory Services of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.


THEODORE B.        Director         director       Chairman, of John              11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.



DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED



                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 14         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research, Vice                     Funds six portfolios (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.


DAVIS VALUE PORTFOLIO
2949 East Elvera Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              14         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                14         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                              DAVIS VALUE PORTFOLIO
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================


                 DIRECTORS                    OFFICERS
                 Wesley E. Bass, Jr.          Jeremy H. Biggs
                 Jeremy H. Biggs                  Chairman
                 Marc P. Blum                 Christopher C. Davis
                 Andrew  A. Davis                 President
                 Christopher C. Davis         Andrew A. Davis
                 Thomas S. Gayner                 Vice President
                 Jerry D. Geist               Kenneth C. Eich
                 D. James Guzy                    Executive Vice President &
                 G. Bernard Hamilton              Principal Executive Officer
                 Robert P. Morgenthau         Sharra L. Reed
                 Theodore B. Smith, Jr.           Vice President, Treasurer,
                 Christian R. Sonne               & Principal Accounting Officer
                 Marsha Williams              Thomas D. Tays
                                                  Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS VALUE PORTFOLIO INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM. A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.
================================================================================

                                             [GRAPHIC OMITTED]

                                             DAVIS ADVISORS
                                             2949 EAST ELVIRA ROAD
                                             SUITE 101
                                             TUCSON, AZ 85706
                                             1-800-279-0279
                                             www.davisfunds.com






[LOGO OMITTED]

DAVIS FUNDS

OVER 35 YEARS OF RELIABLE INVESTING(TM)

SEMI-ANNUAL REPORT              JUNE 30, 2004





                                DAVIS FINANCIAL PORTFOLIO
                                (PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)




[DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

                                TABLE OF CONTENTS



Management's Discussion and Analysis...........................................2

Fund Overview..................................................................5

Schedule of Investments........................................................6

Statement of Assets and Liabilities............................................8

Statement of Operations........................................................9

Statements of Changes in Net Assets...........................................10

Notes to Financial Statements.................................................11

Financial Highlights..........................................................14

Directors and Officers........................................................15

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 3.44%. U.S. economic activity, as measured by the gross domestic product continued its positive trend during the first three months of the period as the economy continued to improve. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, but then rose over the final three months of the period. This combination resulted in an uncertain market in which the S&P 500(R) Index was unable to breakout of a narrow trading range. Davis Advisors' investment strategy is driven by individual stock selection in which we attempt to construct an "all-weather" portfolio, which is not optimized to a single set of economic conditions.

DAVIS FINANCIAL PORTFOLIO

PERFORMANCE OVERVIEW

Davis Financial Portfolio returned 3.09% for the six months ended June 30, 2004(2), compared with a return of 3.44% for the Standard & Poor's 500(R) Index(1).

Financial companies as a whole under-performed the S&P 500(R) Index, placing portfolios which invest principally in financial companies at a disadvantage. The financial companies the Portfolio owned performed better than the majority of financial companies included in the Index.

The Portfolio's largest sector weightings were in financial services, banks and savings & loan associations, and property/casualty insurance. The Portfolio's financial services holdings and property/casualty insurance holdings out-performed the S&P 500(R) Index, but the Portfolio's banks and savings & loan holdings under-performed the Index. The Portfolio makes strategic investments in non-financial companies. These companies, as a group, out-performed the Index. The Portfolio's largest non-financial holdings were in diversified manufacturing and business services. Investments in both these sectors out-performed the Index.

The principal holdings contributing to performance were: Tyco International(3), a diversified manufacturing company, and two financial services companies:
American Express and Loews. Tyco International and American Express were both among the Portfolio's top ten holdings. Loews was the Portfolio's eleventh largest holding at the end of the period. Tyco International increased by 25.16%, American Express increased by 6.94%, and Loews increased by 21.88% over the six months ended June 30, 2004.

The principal detractors from performance were: Julius Baer, an investment firm, Fifth Third Bancorp, a bank and savings & loan association, and H&R Block, a financial services company. Julius Baer and Fifth Third Bancorp were among the Portfolio's top ten holdings. Julius Baer decreased by 16.18%, Fifth Third Bancorp decreased by 7.93%, and H&R Block decreased by 13.21% over the six months ended June 30, 2004.

A company or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

We continue to believe that long-term demographics favor financial services companies. The Portfolio's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We believe that performance should be evaluated over long periods of time and are strong supporters of long-term buy-and-hold investing.

------------------------------------------

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) headline risk, (4) selection risk, and (5) concentrated financial services portfolio risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2004.


--------------------------------------------------------------------------------
                                                                    INCEPTION
PORTFOLIO NAME                  6-MONTH*          1 YEAR         (JULY 1, 1999)
--------------------------------------------------------------------------------
Davis Financial Portfolio        3.09%            20.45%             4.30%
--------------------------------------------------------------------------------


*Non-annualized


Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS FINANCIAL PORTFOLIO
FUND OVERVIEW
At June 30, 2004 (Unaudited)

================================================================================

         [Graphic omitted]                         [Graphic omitted]


         PORTFOLIO MAKEUP                         SECTOR WEIGHTINGS
      (% OF FUND NET ASSETS)                    (% OF STOCK HOLDINGS)
----------------------------------        ------------------------------------
Short Term Investments,
Other Assets & liabilities    8.8%        Banks and Savings & Loans      22.4%
Common Stocks                91.2%        Diversified Manufacturing       5.2%
                                          Financial Services             31.7%
                                          Insurance                      33.2%
                                          Other                           7.5%

Top 10 Holdings                                                             % of Fund
Stock                               Sector                                  Net Assets
---------------------------------------------------------------------------------------
American Express Co.                Financial Services                          10.17%
Transatlantic Holdings, Inc.        Reinsurance                                  7.78%
Tyco International Ltd.             Diversified Manufacturing                    4.76%
American International Group, Inc.  Multi-Line Insurance                         4.66%
Golden West Financial Corp.         Banks and Savings & Loan Associations        4.66%
Fifth Third Bancorp                 Banks and Savings & Loan Associations        4.64%
Citigroup Inc.                      Financial Services                           4.56%
Cincinnati Financial Corp.          Property/Casualty Insurance                  4.48%
Wells Fargo & Co.                   Banks and Savings & Loan Associations        4.45%
Julius Baer Holding, Ltd. AG        Investment Firms                             4.27%


DAVIS FINANCIAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (91.21%)

   BANKS AND SAVINGS & Loan Associations - (20.40%)
        56,400    Bank One Corp. (Acquired by JPMorgan Chase & Co. effective 07/01/04).........  $   2,876,400
        57,800    Commerce Bancorp, Inc. ......................................................      3,179,578
        78,450    Fifth Third Bancorp..........................................................      4,217,080
        39,800    Golden West Financial Corp. .................................................      4,232,730
        70,700    Wells Fargo & Co. ...........................................................      4,046,161
                                                                                                 -------------
                                                                                                    18,551,949
                                                                                                 -------------
   BUSINESS SERVICES - (2.61%)
        44,000    D&B Corp.*...................................................................      2,372,040
                                                                                                 -------------
   CONSUMER PRODUCTS - (2.25%)
        40,800    Altria Group, Inc. ..........................................................      2,042,040
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (4.76%)
       130,500    Tyco International Ltd. .....................................................      4,324,770
                                                                                                 -------------
   FINANCIAL SERVICES - (24.67%)
       179,900    American Express Co. ........................................................      9,243,262
        89,200    Citigroup Inc. ..............................................................      4,147,800
        35,200    H&R Block, Inc. .............................................................      1,678,336
        61,800    Loews Corp. .................................................................      3,705,528
        49,500    Moody's Corp.  ..............................................................      3,200,670
        31,000    Providian Financial Corp.*...................................................        454,770
                                                                                                 -------------
                                                                                                    22,430,366
                                                                                                 -------------
   INDUSTRIAL - (1.96%)
        33,500    Sealed Air Corp.*............................................................      1,784,545
                                                                                                 -------------
   INVESTMENT FIRMS - (4.27%)
        14,000    Julius Baer Holding, Ltd. AG.................................................      3,886,093
                                                                                                 -------------
   LIFE INSURANCE - (0.51%)
        19,600    China Life Insurance Co., Ltd., ADR*.........................................        464,324
                                                                                                 -------------
   MULTI-LINE INSURANCE - (4.66%)
        59,487    American International Group, Inc. ..........................................      4,240,233
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (15.35%)
             7    Berkshire Hathaway Inc., Class A*............................................        622,650
         1,235    Berkshire Hathaway Inc., Class B*............................................      3,649,425
        93,590    Cincinnati Financial Corp. ..................................................      4,071,633
        35,400    FPIC Insurance Group, Inc.*..................................................        880,221
         8,200    Markel Corp.*................................................................      2,275,500
        28,800    Progressive Corp. (Ohio).....................................................      2,456,640
                                                                                                 -------------
                                                                                                    13,956,069
                                                                                                 -------------

DAVIS FINANCIAL PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
JUNE 30, 2004  (Unaudited)

                                                                                                      VALUE
SHARES/PRINCIPAL                                 SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - Continued

   REINSURANCE - (9.77%)
        22,500    Everest Re Group, Ltd. ......................................................  $   1,808,100
        87,350    Transatlantic Holdings, Inc. ................................................      7,074,476
                                                                                                 -------------
                                                                                                     8,882,576
                                                                                                 -------------

                      Total Common Stock - (identified cost $69,944,619).......................     82,935,005
                                                                                                 -------------

SHORT TERM INVESTMENTS - (8.47%)

$    2,184,000    Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                     07/01/04, dated 06/30/04, repurchase value of $2,184,094
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $2,227,680)............................................      2,184,000
     3,120,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                     07/01/04, dated 06/30/04, repurchase value of $3,120,134
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $3,182,400)............................................      3,120,000
     2,394,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                     07/01/04, dated 06/30/04, repurchase value of $2,394,103
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $2,441,880).............................................     2,394,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $7,698,000).........      7,698,000
                                                                                                 -------------

                  Total Investments - (99.68%) - (identified cost $77,642,619) - (a)...........     90,633,005
                  Other Assets Less Liabilities - (0.32%)......................................        287,922
                                                                                                 -------------
                      Net Assets - (100%)......................................................  $  90,920,927
                                                                                                 =============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $77,973,860. At June 30, 2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation......................................  $  13,626,281
Unrealized depreciation......................................       (967,136)
                                                               -------------
    Net unrealized appreciation..............................  $  12,659,145
                                                               =============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2004 (Unaudited)

=============================================================================================================
ASSETS:
   Investments in securities, at value
     * (see accompanying Schedule of Investments)...........................................  $    90,633,005
   Cash.....................................................................................            2,208
   Receivables:
     Dividends and interest.................................................................          126,762
     Capital stock sold.....................................................................          236,340
   Prepaid expenses.........................................................................              550
                                                                                              ---------------
          Total assets......................................................................       90,998,865
                                                                                              ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired...............................................................              237
   Accrued expenses.........................................................................           15,752
   Accrued management fee...................................................................           61,949
                                                                                              ---------------
          Total liabilities.................................................................           77,938
                                                                                              ---------------

NET ASSETS..................................................................................  $    90,920,927
                                                                                              ===============

SHARES OUTSTANDING (NOTE 4).................................................................        7,564,925
                                                                                              ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets / Shares Outstanding)...........................  $         12.02
                                                                                              ===============

NET ASSETS CONSIST OF:
   Par value of shares of capital stock.....................................................  $         7,565
   Additional paid-in capital...............................................................       79,987,340
   Undistributed net investment income......................................................          171,419
   Accumulated net realized loss from investments and foreign currency transactions.........       (2,236,321)
   Net unrealized appreciation on investments and foreign currency transactions.............       12,990,924
                                                                                              ---------------
                                                                                              $    90,920,927
                                                                                              ===============

* Including repurchase agreements of $7,698,000 and cost of $77,642,619.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (Unaudited)


====================================================================================================
INVESTMENT INCOME:
Income:
   Dividends (Net of foreign withholding taxes of $9,853).........................    $      489,930
   Interest.......................................................................            31,290
                                                                                      --------------
       Total income...............................................................           521,220
                                                                                      --------------
Expenses:
   Management fees (Note 2).......................................................           311,670
   Custodian fees.................................................................            19,514
   Transfer agent fees............................................................             4,897
   Audit fees.....................................................................             4,200
   Accounting fees (Note 2).......................................................             3,000
   Legal fees.....................................................................             1,182
   Reports to shareholders........................................................               377
   Directors' fees and expenses...................................................             6,708
   Registration and filing fees...................................................             1,691
   Miscellaneous..................................................................             2,693
                                                                                      --------------
       Total expenses.............................................................           355,932
       Expenses paid indirectly (Note 5)..........................................               (17)
                                                                                      --------------
       Net expenses...............................................................           355,915
                                                                                      --------------
          Net investment income...................................................           165,305
                                                                                      --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized loss from:
       Investment transactions....................................................          (858,173)
       Foreign currency transactions..............................................            (1,174)
   Net increase in unrealized appreciation  of investments and
       foreign currency transactions..............................................         2,561,167
                                                                                      --------------
       Net realized and unrealized gain on investments and foreign currency.......         1,701,820
                                                                                      --------------
          Net increase in net assets resulting from operations....................    $    1,867,125
                                                                                      ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================
                                                                           SIX MONTHS ENDED           YEAR ENDED
                                                                             JUNE 30, 2004           DECEMBER 31,
                                                                              (UNAUDITED)                2003
                                                                          ----------------        ----------------
OPERATIONS:
    Net investment income..............................................   $        165,305        $        222,162
    Net realized loss from investment and foreign currency
      transactions.....................................................           (859,347)               (380,603)
    Net change in unrealized appreciation (depreciation) of
      investments and foreign currency transactions....................          2,561,167              14,533,880
                                                                          ----------------        ----------------
    Net increase in net assets resulting from operations...............          1,867,125              14,375,439

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income..............................................            -                      (215,570)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................         17,874,571              25,310,603
                                                                          ----------------        ----------------

Total increase in net assets...........................................         19,741,696              39,470,472

NET ASSETS:
    Beginning of period................................................         71,179,231              31,708,759
                                                                          ----------------        ----------------
    End of period*.....................................................   $     90,920,927        $     71,179,231
                                                                          ================        ================

      *Including undistributed net investment income of................   $        171,419        $          6,114




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2004 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2004 the Fund had approximately $51,000 of post October 2003 losses available to offset future capital gains if any, which expire in 2012. At June 30, 2004 the Fund had available for federal income tax purposes unused capital loss carryforwards of $650,000 and $328,000, which expire in 2009 and 2011, respectively.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid to Davis Advisors, the Fund's investment adviser (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2004 was $15. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2004 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2004 (Unaudited)

================================================================================
NOTE 3 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2004 were $17,941,415 and $2,974,225, respectively.

Note 4 - Capital Stock

     At June 30, 2004, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                  JUNE 30, 2004           DECEMBER 31,
                                                                  (UNAUDITED)                 2003
                                                                 ----------------      ----------------
Shares sold...............................................             1,998,862              2,921,413
Shares issued in reinvestment of distributions............                -                      18,520
                                                                 ----------------      ----------------
                                                                       1,998,862              2,939,933
Shares redeemed...........................................              (537,692)              (420,309)
                                                                 ----------------      ----------------
      Net increase........................................             1,461,170              2,519,624
                                                                 ================      ================

Proceeds from shares sold.................................       $    24,294,498       $     29,024,533
Proceeds from shares issued in
    reinvestment of distributions.........................                -                     215,570
                                                                 ----------------      ----------------
                                                                      24,294,498             29,240,103
Cost of shares redeemed...................................            (6,419,927)            (3,929,500)
                                                                 ----------------      ----------------
      Net increase........................................       $    17,874,571       $     25,310,603
                                                                 ================      ================


NOTE 5 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $17 for the six months ended June 30, 2004.

DAVIS FINANCIAL PORTFOLIO
FINANCIAL HIGHLIGHTS

================================================================================
The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                                                            JULY 1, 1999
                                                                                                           (COMMENCEMENT
                                            SIX MONTHS                                                     OF OPERATIONS)
                                              ENDED                    YEAR ENDED DECEMBER 31,                THROUGH
                                          JUNE 30, 2004   -----------------------------------------------    DECEMBER 31,
                                           (UNAUDITED)       2003         2002        2001        2000          1999
                                          ------------   ----------   ----------  ----------  ----------  --------------
Net Asset Value, Beginning of Period....  $    11.66     $     8.85   $    10.67  $    11.91  $     9.26    $    10.00
                                          ----------     ----------   ----------  ----------  ----------    -----------

Income (Loss) From Investment Operations
  Net Investment Income.................        0.02           0.04         0.02        -           0.01          0.02
  Net Realized and Unrealized
    Gains (Losses)......................        0.34           2.81        (1.82)      (1.24)       2.84         (0.74)
                                          ----------     ----------   ----------  ----------  ----------    -----------
    Total From Investment Operations....        0.36           2.85        (1.80)      (1.24)       2.85         (0.72)

Dividends and Distributions
  Dividends from Net Investment Income..        -             (0.04)       (0.02)       -(3)       (0.01)        (0.02)
  Return of Capital.....................        -              -            -           -(3)        -(3)          -(3)
  Distributions from Realized Gains.....        -              -            -           -          (0.19)         -
                                          ----------     ----------   ----------  ----------  ----------    -----------
    Total Dividends and Distributions...        -             (0.04)       (0.02)       -          (0.20)        (0.02)
                                          ----------     ----------   ----------  ----------  ----------    -----------

Net Asset Value, End of Period..........  $    12.02     $    11.66   $     8.85  $    10.67  $    11.91    $     9.26
                                          ==========     ==========   ==========  ==========  ==========    ===========

Total Return(1).........................       3.09%         32.15%     (16.84)%    (10.37)%      30.97%       (7.17)%

Ratios/Supplemental Data
  Net Assets, End of Period
     (000 omitted)......................      $90,921        $71,179      $31,709     $24,587     $14,770      $3,471
  Ratio of Expenses to Average
     Net Assets ........................       0.86%*          0.90%        0.99%     1.00%(4)    1.00%(4)   1.02%*(4),(5)
  Ratio of Net Investment Income to
    Average Net Assets..................       0.40%*          0.48%        0.32%       0.04%       0.18%      0.76%*
  Portfolio Turnover Rate(2)............           4%            10%          23%         24%         26%          9%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04%, 1.55%, and 4.26% for 2001, 2000 and 1999, respectively.

(5) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 1999.

*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11               none
BASS, Jr.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11               Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                            (asset management company)
                                                   Return Fund, LLLP; Of                           and Rodney Trust Company
                                                   Counsel to Gordon,                              (Delaware); Former Director,
                                                   Feinblatt, Rothman,                             Mid-Atlantic Realty Trust
                                                   Hoffberger and                                  (real estate investment
                                                   Hollander, LLC (law                             trust); Trustee, College of
                                                   firm).                                          Notre Dame of Maryland,
                                                                                                   McDonogh School and other
                                                                                                   public charities, private
                                                                                                   foundations, and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11               Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             11               Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                              (engineering); Chairman, Santa
                                                   (energy project                                 Fe Center Enterprises;
                                                   development); Retired                           Member, Investment Committee
                                                   Chairman and                                    for Microgeneration
                                                   President, Public                               Technology Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.


DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                              DIRECTORS - Continued

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11               Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                                (semi-conductor
                                                   (semi-conductor                                 manufacturer), Cirrus Logic
                                                   manufacturer).                                  Corp. (semi-conductor
                                                                                                   manufacturer), Alliance
                                                                                                   Technology Fund (a mutual
                                                                                                   fund), Micro Component
                                                                                                   Technology, Inc.
                                                                                                   (micro-circuit handling and
                                                                                                   testing equipment
                                                                                                   manufacturer), LogicVision,
                                                                                                   Inc. (semi-conductor software
                                                                                                   company), and Tessera
                                                                                                   Technologies, Inc.
                                                                                                   (semi-conductor packaging
                                                                                                   company); Former Director,
                                                                                                   Novellus Systems, Inc.
                                                                                                   (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               11               none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11               none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Privae
                                                   Advisory Services of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.


THEODORE B.        Director         director       Chairman, of John              11               Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                                   Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11               none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 14               Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                             Funds (consisting of three
                                                   Financial Officer of                            portfolios) since 1996;
                                                   Equity Office                                   Director, Modine
                                                   Properties Trust (a                             Manufacturing, Inc. (heat
                                                   real estate investment                          transfer technology);
                                                   trust); Former Chief                            Director, Chicago Bridge &
                                                   Administrative Officer                          Iron Company, N.V.
                                                   of Crate & Barrel                               (industrial construction and
                                                   (home furnishings                               engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11               Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research, Vice                           Funds six portfolios (mutual
                                                   Chairman of U.S.                                fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                          DIRECTORS - CONTINUED

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              14               Director of the Selected
(born 6/25/63)                      since 1997     President of each                               Funds (consisting of three
                                                   Davis Fund and                                  portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                14               Director of the Selected
DAVIS                               since 1997     Officer, President or                           Funds (consisting of three
(born 7/13/65)                                     Vice President of each                          portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                            DAVIS FINANCIAL PORTFOLIO
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================
           DIRECTORS                              OFFICERS

           Wesley E. Bass, Jr.               Jeremy H. Biggs
           Jeremy H. Biggs                      Chairman
           Marc P. Blum                      Christopher C. Davis
           Andrew  A. Davis                     President
           Christopher C. Davis              Andrew A. Davis
           Thomas S. Gayner                     Vice President
           Jerry D. Geist                    Kenneth C. Eich
           D. James Guzy                        Executive Vice President &
           G. Bernard Hamilton                  Principal Executive Officer
           Robert P. Morgenthau              Sharra L. Reed
           Theodore B. Smith, Jr.               Vice President, Treasurer,
           Christian R. Sonne                   & Principal Accounting Officer
           Marsha Williams                   Thomas D. Tays
                                                Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & Custodian
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406 Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202


================================================================================
For more information about the Davis Financial Portfolio, including management fee, charges and expenses, see the current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge upon request by calling 1-800-279-0279. Quarterly Fact sheets are available on the Fund's website at www.davisfunds.com. A copy of the Funds' Proxy Voting Policies and Procedures is available without charge upon request by calling 1-800-279-2279 or on the Funds' website at www.davisfunds.com or on the SEC website at www.sec.gov.
================================================================================

                                            DAVIS ADVISORS
                                            2949 EAST ELVIRA ROAD
                                            SUITE 101
                                            TUCSON, AZ 85706
                                            1-800-279-0279
                                            WWW.DAVISFUNDS.COM



[DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

------------------
SEMI-ANNUAL REPORT             JUNE 30, 2004
------------------





                               DAVIS REAL ESTATE PORTFOLIO
                               {PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)






















               [DAVIS FUNDS LOGO]
    OVER 35 YEARS OF RELIABLE INVESTING(TM)

                                TABLE OF CONTENTS



Management's Discussion and Analysis...........................................2


Fund Overview..................................................................5


Schedule of Investments........................................................6


Statement of Assets and Liabilities............................................9


Statement of Operations.......................................................10


Statements of Changes in Net Assets...........................................11


Notes to Financial Statements.................................................12


Financial Highlights..........................................................15


Directors and Officers........................................................16

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 3.44%. U.S. economic activity, as measured by the gross domestic product continued its positive trend during the first three months of the period as the economy continued to improve. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, but then rose over the final three months of the period. This combination resulted in an uncertain market in which the S&P 500(R) Index was unable to breakout of a narrow trading range. Davis Advisors' investment strategy is driven by individual stock selection in which we attempt to construct an "all-weather" portfolio, which is not optimized to a single set of economic conditions.

DAVIS REAL ESTATE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Real Estate Portfolio returned 6.54% for the six months ended June 30, 2004(2), compared with a return of 6.96% for the Dow Jones Wilshire Real Estate Securities Index(1).

Real estate companies as a whole did very well, out-performing the broader market as measured by the Standard & Poor's 500(R) Index(1). The real estate companies the Portfolio owned performed better than the majority of real estate companies included in the S&P 500(R) Index.

The Portfolio's largest real estate sector weightings were in office space REITs and apartment REITs. The Portfolio's apartment REITs out-performed the Dow Jones Wilshire Real Estate Securities Index, while the Portfolio's office space REITs under-performed the Index. The Portfolio also invested in other real estate operating companies. These companies as a group under-performed the Index. The Portfolio's largest non-REIT holdings were in diversified companies, which as a group, under-performed the Index.

The principal holdings contributing to performance were: Chelsea Property Group(3), an outlet center REIT, Avalonbay, an apartment REIT, and SL Green Realty, an office space REIT. All three companies were among the Portfolio's top ten holdings at the end of the period. Chelsea Property Group increased by 21.28%, Avalonbay increased by 21.29%, and SL Green Realty increased by 16.44% over the six months ended June 30, 2004.

The principal detractors from performance were: Equity Office Properties, an office space REIT, Affordable Residential Communities, a manufactured home REIT, and Home Properties, an apartment REIT. Affordable Residential Communities decreased by 10.25% since being purchased in February 2004. Equity Office Properties decreased by 8.39% prior to being sold in April 2004 and Home Properties decreased by 4.86% prior to being sold in May 2004.

A company or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

The Portfolio's investment strategy is to seek out growing real estate companies (principally REITs) that can be purchased at value prices and held for the long-term.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) headline risk, (5) selection risk, (6) focused portfolio risk, and (7) concentrated real estate portfolio risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The beginning date was January 1, 1978, and the index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2004.

--------------------------------------------------------------------------------
                                                                   INCEPTION
PORTFOLIO NAME                    6-MONTH*        1 YEAR        (July 1, 1999)
--------------------------------------------------------------------------------
Davis Real Estate Portfolio        6.54%          27.67%             12.36%
--------------------------------------------------------------------------------

* Non-annualized

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS REAL ESTATE PORTFOLIO
FUND OVERVIEW
At June 30, 2004 (Unaudited)
================================================================================

         [GRAPHIC OMITTED]                     [GRAPHIC OMITTED]

         PORTFOLIO MAKEUP                      SECTOR WEIGHTINGS
      (% OF FUND NET ASSETS)                 (% OF STOCK HOLDINGS)
-----------------------------------     ---------------------------------------

Common Stocks                 95.3%     REITS                             93.5%
Short Term Investments,                 Residential/Commercial Building    3.3%
Preferred Stocks,                       Diversified                        1.8%
Other Assets & Liabilities     4.7%     Hotels & Lodging                   1.4%


TOP 10 HOLDINGS
STOCK                                       SECTOR                  % OF FUND NET ASSETS
----------------------------------------------------------------------------------------
Centerpoint Properties Trust                Industrial (REITS)               6.89%
Chelsea Property Group, Inc.                Outlet Centers (REITS)           4.44%
Developers Diversified Realty Corp.         Shopping Centers (REITS)         4.16%
ProLogis                                    Industrial (REITS)               4.11%
SL Green Realty Corp.                       Office Space (REITS)             4.03%
Avalonbay Communities, Inc.                 Apartments (REITS)               3.75%
General Growth Properties, Inc.             Malls (REITS)                    3.74%
Alexandria Real Estate Equities, Inc.       Office Space (REITS)             3.61%
Duke Realty Corp.                           Diversified (REITS)              3.59%
Simon Property Group, Inc.                  Malls (REITS)                    3.58%

DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2004  (Unaudited)

                                                                        VALUE
SHARES                                 SECURITY                       (NOTE 1)
================================================================================
COMMON STOCK - (95.28%)
APARTMENTS (REITS) - (13.67%)
     26,800    Archstone-Smith Trust.............................  $     786,044
     27,800    Avalonbay Communities, Inc. ......................      1,571,256
     12,800    Camden Property Trust.............................        586,240
     21,000    Essex Property Trust, Inc. .......................      1,435,350
     68,100    United Dominion Realty Trust, Inc. ...............      1,347,018
                                                                   -------------
                                                                       5,725,908
                                                                   -------------
DIVERSIFIED - (1.73%)
     10,900    Forest City Enterprises, Inc., Class A............        577,700
      3,700    St. Joe Co. ......................................        146,890
                                                                   -------------
                                                                         724,590
                                                                   -------------
DIVERSIFIED (REITS) - (8.66%)
     21,400    Capital Automotive REIT...........................        629,267
     47,300    Duke Realty Corp. ................................      1,504,613
     26,131    Vornado Realty Trust..............................      1,492,341
                                                                   -------------
                                                                       3,626,221
                                                                   -------------
FINANCIAL SERVICES (REITS) - (2.44%)
     25,600    iStar Financial Inc. .............................      1,024,000
                                                                   -------------
FORESTRY (REITS) - (2.94%)
     37,800    Plum Creek Timber Co., Inc. ......................      1,231,524
                                                                   -------------
HOTELS & LODGING - (1.36%)
     12,700    Starwood Hotels & Resorts Worldwide, Inc. ........        569,595
                                                                   -------------
INDUSTRIAL (REITS) - (14.55%)
     60,366    Catellus Development Corp. .......................      1,488,022
     37,600    Centerpoint Properties Trust......................      2,885,800
     52,300    ProLogis..........................................      1,721,716
                                                                   -------------
                                                                       6,095,538
                                                                   -------------
MALLS (REITS) - (9.45%)
     52,942    General Growth Properties, Inc. ..................      1,565,495
     18,800    Rouse Co. ........................................        893,000
     29,200    Simon Property Group, Inc. .......................      1,501,464
                                                                   -------------
                                                                       3,959,959
                                                                   -------------
MANUFACTURED HOMES (REITS) - (1.19%)
     30,000    Affordable Residential Communities Inc. ..........        498,000
                                                                   -------------
OFFICE SPACE (REITS) - (21.16%)
     26,600    Alexandria Real Estate Equities, Inc. ............      1,510,348
     38,000    Arden Realty, Inc. ...............................      1,117,580
      7,900    Boston Properties, Inc. ..........................        395,632
     36,300    Brandywine Realty Trust...........................        986,997
     42,200    CarrAmerica Realty Corp. .........................      1,275,706
     40,500    Corporate Office Properties Trust.................      1,006,425

DAVIS REAL ESTATE PORTFOLIO..
SCHEDULE OF INVESTMENTS - Continued
JUNE 30, 2004  (Unaudited)

                                                                         VALUE
SHARES                                SECURITY                         (NOTE 1)
================================================================================
COMMON STOCK - CONTINUED
OFFICE SPACE (REITS) - CONTINUED
     12,000    Kilroy Realty Corp. ..............................  $     409,200
     10,700    Parkway Properties, Inc. .........................        475,615
     36,070    SL Green Realty Corp. ............................      1,688,076
                                                                   -------------
                                                                       8,865,579
OUTLET CENTERS (REITS) - (4.44%)
     28,500    Chelsea Property Group, Inc. .....................      1,858,770
                                                                   -------------
RESIDENTIAL/COMMERCIAL BUILDING - (3.17%)
     59,600    WCI Communities, Inc.*............................      1,329,676
                                                                   -------------
SHOPPING CENTERS (REITS) - (10.52%)
     49,325    Developers Diversified Realty Corp. ..............      1,744,625
     22,900    Kimco Realty Corp. ...............................      1,041,950
      6,300    Pan Pacific Retail Properties, Inc. ..............        318,276
     30,300    Regency Centers Corp. ............................      1,299,870
                                                                   -------------
                                                                       4,404,721

                 Total Common Stock - (identified cost
                    $32,236,872).................................     39,914,081
                                                                   -------------

PREFERRED STOCK - (0.29%)

APARTMENTS (REITS) - (0.29%)
      2,000    Equity Residential, 7.00%, Series E, Cum.
                  Conv. Pfd. ....................................         67,000
      1,600    Equity Residential, 8.60%, Series D, Cum. Pfd. ...         42,112
        400    Equity Residential, 9.125%, Series C, Cum. Pfd. ..         10,776
                                                                   -------------

                 Total Preferred Stock - (identified cost
                    $113,921)....................................        119,888
                                                                   -------------

DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
JUNE 30, 2004  (Unaudited)

                                                                                                VALUE
PRINCIPAL                                  SECURITY                                            (NOTE 1)
========================================================================================================
SHORT TERM INVESTMENTS - (4.72%)
$560,000    Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
               07/01/04, dated 06/30/04, repurchase value of $560,024
               (collateralized by: U.S. Government obligations in a pooled cash account,
               total market value $571,200).............................................   $     560,000
 800,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
               07/01/04, dated 06/30/04, repurchase value of $800,034
               (collateralized by: U.S. Government obligations in a pooled cash account,
               total market value $816,000)..............................................        800,000
 615,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
               07/01/04, dated 06/30/04, repurchase value of $615,026
               (collateralized by: U.S. Government obligations in a pooled cash account,
               total market value $627,300)...............................................        615,000
                                                                                           -------------

                     Total Short Term Investments - (identified cost $1,975,000).........      1,975,000
                                                                                           -------------

            Total Investments - (100.29%) - (identified cost $34,325,793) - (a)..........     42,008,969
            Liabilities Less Other Assets - (0.29%)......................................       (119,391)
                                                                                           -------------
                Net Assets - (100%)......................................................  $  41,889,578
                                                                                           =============
*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $34,331,753. At June 30,
2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

            Unrealized appreciation......................................................  $   7,748,617
            Unrealized depreciation......................................................        (71,401)
                                                                                           -------------
                Net unrealized appreciation..............................................  $   7,677,216
                                                                                           =============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2004 (Unaudited)
================================================================================
ASSETS:
   Investments in securities, at value
     * (see accompanying Schedule of Investments)..............  $    42,008,969
   Cash........................................................            2,416
   Receivables:
     Dividends and interest....................................          185,953
     Capital stock sold........................................           57,231
   Prepaid expenses............................................              600
                                                                 ---------------
          Total assets.........................................       42,255,169
                                                                 ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired..................................              133
     Investment securities purchased...........................          325,557
   Accrued expenses............................................           11,481
   Accrued management fee......................................           28,420
                                                                 ---------------
          Total liabilities....................................          365,591
                                                                 ---------------

NET ASSETS ....................................................  $    41,889,578
                                                                 ===============

SHARES OUTSTANDING (NOTE 4)....................................        2,939,913
                                                                 ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets / Shares
       Outstanding)............................................  $         14.25
                                                                 ===============

NET ASSETS CONSIST OF:
   Par value of shares of capital stock........................  $         2,940
   Additional paid-in capital..................................       33,345,837
   Undistributed net investment income.........................          374,215
   Accumulated net realized gain from investments..............          483,410
   Net unrealized appreciation on investments..................        7,683,176
                                                                 ---------------
                                                                 $    41,889,578
                                                                 ===============

* Including a repurchase agreement of $1,975,000 and cost of $34,325,793.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (Unaudited)
================================================================================
INVESTMENT  INCOME:
Income:
   Dividends ...................................................  $     854,907
   Interest.....................................................         12,854
                                                                  -------------
       Total income.............................................        867,761
                                                                  -------------
Expenses:
   Management fees (Note 2).....................................        146,951
   Custodian fees...............................................         11,482
   Transfer agent fees..........................................          4,617
   Audit fees...................................................          4,200
   Accounting fees (Note 2).....................................          3,000
   Legal fees...................................................            343
   Reports to shareholders......................................            303
   Directors' fees and expenses.................................          3,220
   Registration and filing fees.................................          1,450
   Miscellaneous................................................          1,955
                                                                  -------------
       Total expenses...........................................        177,521
       Expenses paid indirectly (Note 5)........................             (7)
                                                                  -------------
       Net expenses.............................................        177,514
                                                                  -------------
          Net investment income.................................        690,247
                                                                  -------------

REALIZED  AND  UNREALIZED GAIN ON INVESTMENTS:

   Net realized gain from investment transactions...............        492,820
   Net increase in unrealized appreciation of investments.......      1,152,610
                                                                  -------------
       Net realized and unrealized gain on investments..........      1,645,430
                                                                  -------------
          Net increase in net assets resulting from operations..  $   2,335,677
                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                        SIX MONTHS ENDED         YEAR ENDED
                                                                          JUNE 30, 2004          DECEMBER 31,
                                                                           (UNAUDITED)              2003
                                                                           -----------              ----
OPERATIONS:
    Net investment income..............................................   $     690,247        $     941,827
    Net realized gain from investment transactions.....................         492,820              966,089
    Net increase  in unrealized appreciation of investments............       1,152,610            6,265,053
                                                                          -------------        -------------
    Net increase in net assets resulting from operations...............       2,335,677            8,172,969

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS  FROM:
    Net investment income..............................................        (316,032)          (1,245,232)
    Realized gains from investment transactions........................         -                   (596,951)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................       4,206,668           10,526,271
                                                                          -------------           ----------

Total increase in net assets...........................................       6,226,313           16,857,057

NET ASSETS:
    Beginning of period................................................      35,663,265           18,806,208
                                                                          -------------        -------------
    End of period*.....................................................   $  41,889,578        $  35,663,265
                                                                          =============        =============

      *Including undistributed net investment income of................   $     374,215              -


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2004 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2004 (Unaudited)
================================================================================

NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid to Davis Advisors, the Fund's investment adviser (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2004 was $14. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2004 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2004 were $10,325,825 and $5,455,292, respectively.

NOTE 4 - CAPITAL STOCK

     At June 30, 2004, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                  JUNE 30, 2004        DECEMBER 31,
                                                                  (UNAUDITED)             2003
                                                                  -----------             ----
Shares sold...............................................             744,195            1,477,124
Shares issued in reinvestment of distributions............              20,915              144,561
                                                                 -------------        -------------
                                                                       765,110            1,621,685
Shares redeemed...........................................            (473,211)            (766,305)
                                                                 -------------        -------------
      Net increase........................................             291,899              855,380
                                                                 =============        =============

Proceeds from shares sold.................................       $  10,331,888        $  17,872,635
Proceeds from shares issued in
    reinvestment of distributions.........................             316,032            1,842,181
                                                                 -------------        -------------
                                                                    10,647,920           19,714,816
Cost of shares redeemed...................................          (6,441,252)          (9,188,545)
                                                                 -------------        -------------
      Net increase........................................       $   4,206,668         $ 10,526,271
                                                                 =============        =============

NOTE 5 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $7 for the six months ended June 30, 2004.

DAVIS REAL ESTATE PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                                                            JULY 1, 1999
                                                                                                            (COMMENCEMENT
                                             SIX MONTHS                                                    OF OPERATIONS)
                                                ENDED                 YEAR ENDED DECEMBER 31,                  THROUGH
                                            JUNE 30, 2004     -----------------------------------------      DECEMBER 31,
                                             (UNAUDITED)      2003         2002        2001        2000         1999
                                             -----------      ----         ----        ----        ----         ----

Net Asset Value, Beginning of Period......     $13.47        $10.49       $10.35      $10.38       $8.71       $10.00
                                               ------        ------       ------      ------      ------        -----
Income (Loss) From Investment Operations
 Net Investment Income....................       0.23          0.44         0.36        0.36        0.33         0.18
 Net Realized and Unrealized
    Gains (Losses)........................       0.66          3.34         0.25        0.19        1.67        (1.26)
                                               ------        ------       ------      ------      ------        -----
    Total From Investment Operations......       0.89          3.78         0.61        0.55        2.00        (1.08)

Dividends and Distributions
 Dividends from Net Investment Income.....      (0.11)        (0.55)       (0.36)      (0.36)      (0.33)       (0.18)
 Return of Capital........................       -             -           (0.11)      (0.07)       -           (0.03)
 Distributions from Realized Gains........       -            (0.25)        -          (0.11)       -            -
 Distributions in Excess of Net
    Investment Income.....................       -             -            -          (0.04)       -            -
                                               ------        ------       ------      ------      ------        -----
    Total Dividends and Distributions.....      (0.11)        (0.80)       (0.47)      (0.58)      (0.33)       (0.21)
                                               ------        ------       ------      ------      ------        -----
Net Asset Value, End of Period............     $14.25        $13.47       $10.49      $10.35      $10.38        $8.71
                                               ======        ======       ======      ======      ======        =====
Total Return(1)...........................       6.54%        36.79%        5.89%       5.50%      23.33%      (10.79)%
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000 omitted)...    $41,890       $35,663      $18,806     $10,029      $4,853         $610

Ratio of Expenses to Average Net Assets...       0.91%*        0.98%        1.00%(3)    1.00%(3)    1.07%(3,4)   1.21%*(3,4)
Ratio of Net Investment Income to
    Average Net Assets....................       3.52%*        3.74%        3.54%       3.70%       4.31%        4.41%*
Portfolio Turnover Rate(2)                        15%           22%          52%         45%         16%          21%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.10%, 1.39%, 3.15%, and 11.91% for 2002, 2001, 2000, and 1999, respectively.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000 and 1999.

*    Annualized

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                               NUMBER OF
                                    TERM OF                                    PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                   FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING        OVERSEEN BY   OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS             DIRECTOR      DIRECTOR
------------------ ---------------- -------------- --------------------------- ------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware); Former Director
                                                   Feinblatt, Rothman,                       Mid-Atlantic Realty Trust
                                                   Hoffberger and                            (real estate investment
                                                   Hollander, LLC (law                       trust);  Trustee, College of
                                                   firm).                                    Notre Dame of Maryland,
                                                                                             McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations, and
                                                                                             businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering);Chairman, Santa
                                                   (energy project                           Fe Center Enterprises;
                                                   development); Retired                     Member, Investment Committee
                                                   Chairman and                              for Microgeneration
                                                   President, Public                         Technology Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company); Former Director,
                                                                                             Novellus Systems, Inc.
                                                                                             (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Privae
                                                   Advisory Services of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.


THEODORE B.        Director         director       Chairman, of John              11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 14         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research, Vice                     Funds six portfolios (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers, L.P.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                               NUMBER OF
                                    TERM OF                                    PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                   FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING        OVERSEEN BY   OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS             DIRECTOR      DIRECTOR
------------------ ---------------- -------------- --------------------------- ------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              14         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                14         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                           DAVIS REAL ESTATE PORTFOLIO
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================

          DIRECTORS                           OFFICERS

          Wesley E. Bass, Jr.                 Jeremy H. Biggs
          Jeremy H. Biggs                         Chairman
          Marc P. Blum                        Christopher C. Davis
          Andrew  A. Davis                        President
          Christopher C. Davis                Andrew A. Davis
          Thomas S. Gayner                        Vice President
          Jerry D. Geist                      Kenneth C. Eich
          D. James Guzy                           Executive Vice President &
          G. Bernard Hamilton                     Principal Executive Officer
          Robert P. Morgenthau                Sharra L. Reed
          Theodore B. Smith, Jr.                  Vice President, Treasurer,
          Christian R. Sonne                      & Principal Accounting Officer
          Marsha Williams                     Thomas D. Tays
                                                  Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis
Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406 Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THE DAVIS REAL ESTATE PORTFOLIO INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM. A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.
--------------------------------------------------------------------------------

                                      DAVIS ADVISORS
                                      2949 EAST ELVIRA ROAD
                                      SUITE 101
                                      TUCSON, AZ 85706
                                      1-800-279-0279
                                      WWW.DAVISFUNDS.COM





















          [DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(TM)


ITEM 2.  CODE OF ETHICS - Not Applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - Not Applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS - Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS - Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not Applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PERSONS - Not Applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 11. EXHIBITS

	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 23, 2004

By /s/ Sharra L. Reed
   Sharra L. Reed
   Principal Financial officer

Date:  August 23, 2004